                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                                   ----------

                            SELECT SECTOR SPDR TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

                               Scott M. Zoltowski
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                               New York, NY 10019

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO SHAREHOLDERS.

                          THE SELECT SECTOR SPDR TRUST








                                 Annual Report

                               September 30, 2005











                           [SELECT SECTOR SPDRS LOGO]

    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                                           (CIRCLE GRAPHIC)

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SELECT SECTOR SPDR FUND                 XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS
                                           (CIRCLE GRAPHICS)

DEAR SHAREHOLDERS:

Enclosed is the report for The Select Sector SPDR Trust for the year ending September 30, 2005, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

The S&P 500 gained 12.25% in the year ending September 30, 2005. Energy prices were a hot topic during the fiscal year. In last year's letter, we noted that Crude Oil was just under $50 per barrel. During September 2005, oil briefly rose to over $70 per barrel. Part of that price increase was caused by the devastating hurricanes in the Gulf of Mexico, and the resulting damage to oil wells in the region. Prices for Natural Gas, Gasoline, and Home Heating Oil also rose significantly during the past year. The rise in energy costs have contributed to increased inflation fears in the United States. The Federal Reserve Bank has been steadily increasing short term interest rates to combat inflation.

Despite rising energy costs and interest rates, the U.S. stock market posted solid gains during the year. As mentioned, the S&P 500 rose 12.25%, and all nine Select Sector Indices posted gains during the year. The Energy Select Sector Index was the top performer, returning 55.6%, as rising energy costs provided a boost to the sector. Utilities also posted very strong returns, rising 38.7%. The Materials Select Sector Index managed a 2.2% gain, the lowest return among the Select Sector Indices.

The Fund's Management Discussion and Analysis provides additional detail about each Select Sector.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Gary L. French
Gary L. French
President
The Select Sector SPDR Trust

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

The Consumer Discretionary Select Sector SPDR Fund seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Consumer Discretionary Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund returned 4.82% as compared to the Consumer Discretionary Select Sector Index return of 5.07% and the S&P 500 Index return of 12.25%.

On September 16, 2005 Standard & Poors enacted the second and final stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The consumer discretionary sector experienced roughly 4% one-way turnover from this methodology change. The biggest sells for the Consumer Discretionary Select Sector SPDR Fund were Carnival Corp., eBay, Inc., and Gap, Inc., while the biggest buys were Time Warner, Inc., Home Depot, Inc., and Comcast Corp. Also, as a result of a sector reclassification, Apollo Group, Inc. and H&R Block, Inc. were added to the Consumer Discretionary Select Sector Index during the quarter after being removed from the Industrial Select Sector Index.

The consumer discretionary sector posted positive returns over the past twelve months, but still lagged far behind the broader S&P 500 Index. Consumers are still spending, though record crude oil prices and inflation concerns are beginning to weigh on consumer confidence and spending levels. Nonetheless, traditional consumer-driven stocks such as department stores, hotels and restaurants enjoyed healthy results over the past year. Nordstrom, Inc., Federated Department Stores, Inc. and J.C. Penney Co., Inc. benefited from increased sales and improved profit margins. The hotel industry continued to fare well with business travel on the rise and strong leisure demand. Starwood Hotels & Resorts Worldwide, Inc., Marriott International, Inc., and Hilton Hotels Corp. all posted solid results, while restaurant companies Wendy's International, Inc., Darden Restaurants, Inc., and Yum Brands, Inc. all reported strong demand and increased profits in the period.

A weak spot within the sector continued to be automobile manufacturers and parts suppliers. A profit warning from General Motors Corp. (GM) in March 2005 coupled with rising cost pressures and the specter of enormous pension and health-care obligations had shares down 23% over the twelve month period. GM and Ford Motor Co. have both been hurt by the high cost of gas, as sales for their once-dominant top-selling SUVs are slowing. Parts suppliers Delphi Corp. and Dana Corp struggled in this environment as well. Another stock with a disappointing year was eBay, Inc. Despite strong listing increases in 2005, the online auction company could not get over the hit it took earlier in the period when it posted profits below expectations and trimmed its 2005 forecast.

As of September 30, 2005, the Consumer Discretionary Select Sector SPDR Fund consisted of 88 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10705.00                           10584.00
03/31/99                                                                  11652.00                           11111.00
                                                                          12145.00                           11895.00
09/30/99                                                                  10717.00                           11152.00
                                                                          12675.00                           12811.00
03/31/00                                                                  11973.00                           13104.00
                                                                          10611.00                           12756.00
09/30/00                                                                  10275.00                           12631.00
                                                                          10575.00                           11644.00
03/31/01                                                                  10807.00                           10264.00
                                                                          11440.00                           10864.00
09/30/01                                                                   9613.00                            9269.00
                                                                          11988.00                           10260.00
03/31/02                                                                  12520.00                           10288.00
                                                                          11504.00                            8909.00
09/30/02                                                                   9523.00                            7370.00
                                                                           9717.00                            7992.00
03/31/03                                                                   9576.00                            7740.00
                                                                          11394.00                            8931.00
09/30/03                                                                  11642.00                            9168.00
                                                                          13310.00                           10284.00
03/31/04                                                                  13463.00                           10458.00
                                                                          13417.00                           10638.00
09/30/04                                                                  13252.00                           10439.00
                                                                          15028.00                           11403.00
03/31/05                                                                  14167.00                           11158.00
                                                                          14004.00                           11311.00
09/30/05                                                                  13890.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2005

 ---------------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                           AVERAGE ANNUAL TOTAL RETURN
                           --------------------------------------------------------------------------------------------------
                                                          CONSUMER                                            CONSUMER
                            NET ASSET     MARKET       DISCRETIONARY            NET ASSET     MARKET       DISCRETIONARY
                              VALUE       VALUE     SELECT SECTOR INDEX           VALUE       VALUE     SELECT SECTOR INDEX
 ---------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05     4.82%       4.97%            5.07%                  4.82%       4.97%            5.07%
 ---------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         45.88%      46.38%           47.06%                 13.41%      13.54%           13.72%
    9/30/05
 ---------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          35.18%      35.32%           37.08%                  6.21%       6.24%            6.51%
    9/30/05
 ---------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        34.41%      33.81%           37.21%                  4.46%       4.39%            4.78%
 ---------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION      TIME WARNER,    HOME DEPOT,     COMCAST CORP.     VIACOM,        LOWE'S
                        INC.            INC.            (CLASS A)         INC.           COMPANIES, INC.
                                                                          (CLASS B)
    ---------------------------------------------------------------------------------------------------------
       SHARES           1,094,277       498,872         511,866           369,558        181,787
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE     $19,817,356     19,026,978      15,038,623        12,199,110     11,707,083
    ---------------------------------------------------------------------------------------------------------
       % OF             7.14            6.86            5.42              4.40           4.22
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

[PIE CHART IN %]

                                                                    HOTELS                  INTERNET    LEISURE
                                     DIVERSIFIED                  RESTAURANTS                  &       EQUIPMENT
AUTO                                  CONSUMER                         &        HOUSEHOLD   CATALOG        &
COMPONENTS             AUTOMOBILES    SERVICES     DISTRIBUTORS     LEISURE     DURABLES     RETAIL    PRODUCTS     MEDIA
----------             -----------   -----------   ------------   -----------   ---------   --------   ---------    -----
1.7                        4.1           1.5            0.6          13.2          6.2        3.8         1.8        32.7

                                                         TEXTILES,
                                                          APPAREL
                                   MULTI-                    &
AUTO                    OTHER       LINE     SPECIALTY    LUXURY
COMPONENTS              ASSETS     RETAIL     RETAIL       GOODS
----------              ------     ------    ---------   ---------
1.7                      0.1        10.5       20.2         3.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund returned 9.44% as compared to the Consumer Staples Select Sector Index return of 9.76% and the S&P 500 Index return of 12.25%.

On September 16, 2005 Standard & Poors enacted the second and final stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The consumer staples sector experienced roughly 8% one-way turnover from this methodology change. The biggest sell for the Consumer Staples Select Sector SPDR Fund was Wal-Mart Stores, Inc., while the biggest buys were Procter & Gamble Co., Altria Group, Inc. and PepsiCo, Inc.

Despite lagging the broader S&P 500 Index over the past year, the consumer staples sector still posted a respectable return for the time period. Tobacco stocks continued their strong run, with Altria Group, Inc. and Reynolds American, Inc. alone combining to contribute nearly 3% to the total return of the index. Drug retailers CVS Corp. and Walgreen Co. also continued to fare well with growth in their higher-margin generic drug sales. The announcement of the merger between the world's largest maker of household products, Procter & Gamble Co., and the world's largest maker of shaving supplies, Gillette Co., helped both companies boost returns. After the merger Procter & Gamble Co. is now the largest constituent of the Consumer Staples Select Sector Index.

Brewers were among the companies lagging the rest of the consumer staples sector over the past year. Anheuser-Busch Cos., Inc. and Molson Coors Brewing Co. were hurt from weaker sales and consumption trends moving away from beer and towards more wine and liquor. The largest detractor though from the sector's return this past year was Wal-Mart Stores, Inc. dragging the sector's total return down by nearly 3%. Despite boosting profit margins, the Bentonville, Arkansas firm has struggled with recent bad publicity over labor practices, increased competition from all angles, and concern that high gas prices could curb lower-income consumers' spending.

As of September 30, 2005, the Consumer Staples Select Sector SPDR Fund consisted of 38 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER STAPLES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
                                                                           10451                              10584
03/31/99                                                                   10193                              11111
                                                                            9890                              11895
09/30/99                                                                    8755                              11152
                                                                            8916                              12811
03/31/00                                                                    8228                              13104
                                                                            9875                              12756
09/30/00                                                                    9797                              12631
                                                                           11212                              11644
03/31/01                                                                    9798                              10264
                                                                            9644                              10864
09/30/01                                                                    9945                               9269
                                                                           10098                              10260
03/31/02                                                                   10390                              10288
                                                                            8922                               8909
09/30/02                                                                    7989                               7370
                                                                            8083                               7992
03/31/03                                                                    7554                               7740
                                                                            8228                               8931
09/30/03                                                                    8331                               9168
                                                                            8966                              10284
03/31/04                                                                    9448                              10458
                                                                            9570                              10638
09/30/04                                                                    9028                              10439
                                                                            9666                              11403
03/31/05                                                                    9684                              11158
                                                                            9609                              11311
09/30/05                                                                    9880                              11718

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 --------------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                           AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET      CONSUMER STAPLES          NET ASSET    MARKET      CONSUMER STAPLES
                              VALUE       VALUE     SELECT SECTOR INDEX           VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05     9.44%       9.43%            9.76%                  9.44%      9.43%            9.76%
 --------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         23.72%      24.00%           24.73%                  7.35%      7.43%            7.64%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           0.89%       1.05%            2.20%                  0.18%      0.21%            0.44%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        -2.67%      -2.82%           -1.01%                 -0.40%     -0.42%           -0.15%
 --------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        ALTRIA GROUP,    PROCTER &        WAL-MART         PEPSICO,         GILLETTE
                          INC.             GAMBLE           STORES,          INC.             CO.
                                           CO.              INC.
    -----------------------------------------------------------------------------------------------------------------
       SHARES             1,654,914        2,036,359        1,991,540        1,331,457        720,265
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $121,983,711     121,081,906      87,269,283       75,506,926       41,919,423
    -----------------------------------------------------------------------------------------------------------------
       % OF               14.22            14.11            10.17            8.80             4.89
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

(PIE CHART IN %)

                                   FOOD &
                                   STAPLES                            HOUSEHOLD                           PERSONAL
BEVERAGES                         RETAILING       FOOD PRODUCTS       PRODUCTS        OTHER ASSETS        PRODUCTS
---------                         ---------       -------------       ---------       ------------        --------
19.4                                24.9              12.8              20.4               0.2               6.6


BEVERAGES                          TOBACCO
---------                          -------
19.4                                15.7

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        4             0             0                  7             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        9             1             0                  6             0             0

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund had a return of 55.29% as compared to the Energy Select Sector Index return of 55.63% and the S&P 500 Index return of 12.25%.

During the twelve-month period ended September 30, 2005, the Energy Sector dramatically outperformed the broader S&P 500 by over 40 percent. In fact, the Energy sector continued to be the best-performing sector by a wide margin during the third quarter of 2005 with a gain of 21.1%, versus a 3.7% gain for the broader S&P 500. More specifically, the Energy Sector has outperformed the S&P 500 seven out of the last twelve months.

On March 18, 2005 Standard & Poors enacted the first stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership. The Energy Select Sector Index was adjusted in conjunction with the changes made by S&P, resulting in turnover of approximately 0.64% for the Fund. On September 16, 2005, the second, and final, stage of the float adjustments was completed, resulting in additional turnover of approximately 0.50%.

Exxon Mobil Corp, the largest company in the index with an average weight of 20.0%, led the way in terms of performance contribution over the 12 month period. ConocoPhillips and ChevronTexaco Corp. followed close behind in terms of contribution. Despite ChevronTexaco's somewhat lower return, the company's average weight in the index of almost 14.0% helped make it the second largest positive contributor. All three companies have continued to enjoy the impact of continued high oil and gas prices during a peak demand period. Additionally, there is still lingering concern over the war in Iraq and the impact that many recent natural disasters in the U.S. and abroad will have on the oil supply. In fact, every stock in the index enjoyed double digit positive returns for the year. Murphy Oil Corp. was the only company that experienced any negative returns during the last six months, which was mainly due to a credit rating downgrade following concerns over earnings and insurance payout effects after Hurricane Katrina.

The Energy Select Sector SPDR Fund consisted of 29 companies as of September 30, 2005.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE
ENERGY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
                                                                           9835.00                           10584.00
03/31/99                                                                  10483.00                           11111.00
                                                                          11993.00                           11895.00
09/30/99                                                                  11791.00                           11152.00
                                                                          11707.00                           12811.00
03/31/00                                                                  12672.00                           13104.00
                                                                          13098.00                           12756.00
09/30/00                                                                  14314.00                           12631.00
                                                                          14558.00                           11644.00
03/31/01                                                                  13514.00                           10264.00
                                                                          13419.00                           10864.00
09/30/01                                                                  11482.00                            9269.00
                                                                          11885.00                           10260.00
03/31/02                                                                  12913.00                           10288.00
                                                                          11780.00                            8909.00
09/30/02                                                                   9561.00                            7370.00
                                                                          10138.00                            7992.00
03/31/03                                                                  10207.00                            7740.00
                                                                          11041.00                            8931.00
09/30/03                                                                  11078.00                            9168.00
                                                                          12811.00                           10284.00
03/31/04                                                                  13663.00                           10458.00
                                                                          14727.00                           10638.00
09/30/04                                                                  16426.00                           10439.00
                                                                          17092.00                           11403.00
03/31/05                                                                  20248.00                           11158.00
                                                                          21087.00                           11311.00
09/30/05                                                                  25507.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 --------------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                           AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET           ENERGY                  NET       MARKET           ENERGY
                              VALUE       VALUE     SELECT SECTOR INDEX        ASSET VALUE    VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05    55.29%      55.66%           55.63%                 55.29%     55.66%           55.63%
 --------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        166.78%     166.61%          169.44%                 38.69%     38.66%           39.15%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          78.16%      78.43%           80.93%                 12.24%     12.28%           12.59%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)       159.05%     158.68%          164.61%                 15.09%     15.07%           15.45%
 --------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL      CHEVRONTEXACO                                        BURLINGTON RESOURCES,
                          CORP.            CORP.                             HALLIBURTON CO.    INC.
                                                           CONOCOPHILLIPS
    ---------------------------------------------------------------------------------------------------------------------------
       SHARES             9,419,449        6,861,465        4,494,217        2,208,381          1,692,395
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $598,511,790     444,142,629      314,190,711      151,318,266        137,625,561
    ---------------------------------------------------------------------------------------------------------------------------
       % OF               17.44            12.94            9.16             4.41               4.01
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

(PIE CHART IN %)

ENERGY EQUIPMENT & SERVICES                                             OTHER ASSETS               OIL, GAS & CONSUMABLE FUELS
---------------------------                                             ------------               ---------------------------
21.8                                                                        0.1                                78.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0             0             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5             1             0                  4             0             0

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2005, the Fund had a return of 5.88% as compared to the Select Sector Index return of 6.19% and the S&P 500 Index return of 12.25%.

Within the Financial Select Sector SPDR Fund, three of the better performing stocks over the prior twelve months were Franklin Resources, Inc., Charles Schwab Corp. and E*Trade Financial Corp. Franklin Resources, Inc.'s positive return resulted from strong asset growth and improved cost controls. Similarly, the positive performance for both Charles Schwab Corp. and E*Trade Financial Corp. was a result of their strong business successes across product lines.

During the past twelve months, three of the worst performing stocks in this fund were Marsh & McLennan Cos., Inc., Fannie Mae, and Fifth Third Bancorp. For Marsh & McLennan Cos., Inc., legal difficulties, especially a bid rigging scandal conspired to lead to this stock's poor performance. Similarly, Fannie Mae was hurt by several accounting problems during the prior year. Finally, Fifth Third Bancorp's decline was mainly a result of slower sales and revenue growth.

In March 2005 and September 2005, Standard & Poors enacted the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The Financial Select Sector SPDR Fund was rebalanced in each case to reflect these changes.

During the prior twelve months, there were six constituent changes to the Financial Select Sector SPDR Fund. Five of these changes involved securities being added to the fund. These were Archstone-Smith Trust, CIT Group, Inc., Compass Bancshares, Inc., Public Storage, Inc. and Vornado Realty Trust. The one stock that was deleted from the fund was SouthTrust Corp. which was acquired by Wachovia Corp.

As of September 30, 2005, the Financial Select Sector SPDR Fund consisted of 84 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
                                                                          11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
                                                                          10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
                                                                          10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
                                                                          13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
                                                                          13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00
                                                                          12489.00                           10260.00
03/31/02                                                                  12914.00                           10288.00
                                                                          11945.00                            8909.00
09/30/02                                                                   9907.00                            7370.00
                                                                          10634.00                            7992.00
03/31/03                                                                  10086.00                            7740.00
                                                                          11934.00                            8931.00
09/30/03                                                                  12428.00                            9168.00
                                                                          13879.00                           10284.00
03/31/04                                                                  14541.00                           10458.00
                                                                          14191.00                           10638.00
09/30/04                                                                  14238.00                           10439.00
                                                                          15350.00                           11403.00
03/31/05                                                                  14367.00                           11158.00
                                                                          14977.00                           11311.00
09/30/05                                                                  15074.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 ---------------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                           AVERAGE ANNUAL TOTAL RETURN
                           --------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         FINANCIAL              NET ASSET     MARKET         FINANCIAL
                              VALUE       VALUE     SELECT SECTOR INDEX           VALUE       VALUE     SELECT SECTOR INDEX
 ---------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05     5.88%       6.16%            6.19%                  5.88%       6.16%            6.19%
 ---------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         52.23%      52.28%           53.60%                 15.04%      15.05%           15.38%
    9/30/05
 ---------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          12.11%      12.06%           13.67%                  2.31%       2.30%            2.60%
    9/30/05
 ---------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        42.95%      42.51%           45.44%                  5.42%       5.37%            5.69%
 ---------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP,      BANK OF AMERICA    AMERICAN INTERNATIONAL    JPMORGAN             WELLS FARGO &
                          INC.            CORP.              GROUP, INC.               CHASE & CO.          CO.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             3,640,676       2,829,932          1,826,000                 2,474,912            1,187,533
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $165,723,571    119,140,137        113,138,960               83,973,764           69,553,808
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               10.56           7.59               7.21                      5.35                 4.43
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

[Pie Chart IN %]

                                                                                            DIVERSIFIED
                            COMMERCIAL       CONSUMER                                        FINANCIAL
CAPITAL MARKETS                BANKS          FINANCE        INSURANCE     OTHER ASSETS      SERVICES       REAL ESTATE
---------------             ----------       --------        ---------     ------------     -----------     -----------
14.7                           27.10           6.90            22.60           0.10            17.50           3.70

                             THRIFTS &
                             MORTGAGE
CAPITAL MARKETS               FINANCE
---------------              ---------
14.7                           7.40

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2             1             1                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Health Care Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve month period ending September 30, 2005, the Fund had a return of 10.32% as compared to the Health Care Select Sector Index return of 10.63% and the S&P 500 Index return of 12.25%.

During the prior twelve months, three of the better performing stocks in this fund were Amgen, Inc., WellPoint, Inc. and Aetna, Inc. Amgen, Inc.'s solid return resulted from both solid current results and favorable expectations regarding pharmaceuticals currently in their development pipeline. In WellPoint, Inc.'s case, the strong return was a function of overall business success with strong membership growth. Finally, the primary causes of Aetna, Inc.'s gains continued to be positive trends in membership numbers and increases in operating expense efficiencies.

Of the stocks within this fund that posted declines during the past twelve months, three of the worst performing issues were Biogen Idec, Inc., Pfizer, Inc. and Boston Scientific Corp. In Biogen Idec, Inc.'s case, concerns regarding the safety of one pharmaceutical product, Tysabri, was primarily responsible for this stock's poor performance. For Pfizer, Inc., issues regarding the effectiveness of Lipitor, the best selling pharmaceutical, was the main reason behind this stock's decline. Finally, Boston Scientific Corp.'s decline was mainly caused by growing concerns regarding threats to competitive position in the stent marketplace.

In March 2005 and September 2005, Standard & Poors enacted the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents are now modified for factors such as cross ownership and inside ownership among others. The Health Care Select Sector SPDR Fund was rebalanced in each case to reflect these changes.

During the prior twelve months, there were three constituent changes to the Health Care Select Sector SPDR Fund. Coventry Health Care, Inc. and Laboratory Corp. of America Holdings were added to the fund while Anthem Inc. was removed.

The Health Care Select Sector SPDR Fund consisted of 56 companies as of September 30, 2005.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE HEALTH CARE SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               HEALTH CARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10817.00                           10584.00
03/31/99                                                                  11659.00                           11111.00
                                                                          12297.00                           11895.00
09/30/99                                                                  11203.00                           11152.00
                                                                          12988.00                           12811.00
03/31/00                                                                  12937.00                           13104.00
                                                                          12352.00                           12756.00
09/30/00                                                                  12193.00                           12631.00
                                                                          11486.00                           11644.00
03/31/01                                                                  11357.00                           10264.00
                                                                          12430.00                           10864.00
09/30/01                                                                   9913.00                            9269.00
                                                                          11464.00                           10260.00
03/31/02                                                                  12440.00                           10288.00
                                                                          11576.00                            8909.00
09/30/02                                                                  10735.00                            7370.00
                                                                          11270.00                            7992.00
03/31/03                                                                  11379.00                            7740.00
                                                                          12499.00                            8931.00
09/30/03                                                                  11934.00                            9168.00
                                                                          12933.00                           10284.00
03/31/04                                                                  12869.00                           10458.00
                                                                          13204.00                           10638.00
09/30/04                                                                  12480.00                           10439.00
                                                                          13120.00                           11403.00
03/31/05                                                                  13034.00                           11158.00
                                                                          13565.00                           11311.00
09/30/05                                                                  13769.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 --------------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                           AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET        HEALTH CARE             NET ASSET    MARKET        HEALTH CARE
                              VALUE       VALUE     SELECT SECTOR INDEX           VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05    10.32%      10.27%           10.63%                 10.32%     10.27%           10.63%
 --------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         28.31%      28.16%           29.39%                  8.66%      8.62%            8.97%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          12.94%      12.86%           14.35%                  2.46%      2.45%            2.72%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        31.99%      32.29%           34.58%                  4.18%      4.22%            4.48%
 --------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        JOHNSON &         PFIZER,           AMGEN,            UNITEDHEALTH      MEDTRONIC,
                          JOHNSON           INC.              INC.              GROUP,            INC.
                                                                                INC.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             3,257,245         8,070,600         1,351,049         1,394,522         1,332,259
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $206,118,464      201,522,882       107,638,074       78,372,136        71,435,728
    ----------------------------------------------------------------------------------------------------------------------
       % OF               12.75             12.46             6.66              4.85              4.42
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

(PIE CHART IN %)

                                                 HEALTH CARE EQUIPMENT &     HEALTH CARE PROVIDERS &
BIOTECHNOLOGY                                           SUPPLIES                    SERVICES                 PHARMACEUTICALS
-------------                                    -----------------------     -----------------------         ---------------
11.6                                                      16.3                        22.8                        49.3

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1             1             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                 10             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2             0             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        2             1             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        3             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2             0             0                  7             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        2             1             0                 10             1             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund had a return of 7.87% as compared to the Industrial Select Sector Index return of 8.13% and the S&P 500 Index return of 12.25%.

Within the Industrial Select Sector SPDR Fund, three of the better performing stocks over the prior twelve months were Boeing Co., Caterpillar, Inc. and Burlington Northern Santa Fe Corp. In Boeing Co.'s case, the stock's positive return was due to continued strong sales success. Similarly, Caterpillar, Inc.'s gains were driven by continued strong demand and improved margins. Finally, Burlington Northern Santa Fe Corp.'s solid performance was a result of better than expected rail freight traffic and the accompanying positive impact on the bottom line.

During the past twelve months, three of the worst performing stocks in this fund were Tyco International Ltd., Ryder Systems, Inc. and Delta Air Lines. For Tyco International Ltd., the stock's performance was hurt by margin erosions due to increases in raw material costs and slower future growth expectations. Similarly, Ryder Systems, Inc.'s decline can be attributed to a profit squeeze caused by dramatic increases in fuel costs. Finally, the impact of existing margin pressures and rising fuel costs combined to cause Delta Air Lines to file for Chapter 11 protection.

In March 2005 and September 2005, Standard & Poors enacted the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The Industrial Select Sector SPDR Fund was rebalanced in each case to reflect these changes.

During the prior twelve months, there were seven constituent changes for the Industrial Select Sector SPDR Fund. Six of these involved stocks being removed from the index. Two of these deletions were Apollo Group, Inc. and H&R Block, Inc. which were both moved into the Consumer Discretionary Select SPDR. Crane Co., Deluxe Corp., and Power-One were all removed due to their relative small size in relation to the typical S&P 500 constituent. Finally, Delta, due to its Chapter 11 filing, was removed from the index. The one addition to the index was L-3 Communications Holdings, Inc.

The Industrial Select Sector SPDR Fund consisted of 53 companies as of September 30, 2005.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10759                              10584
03/31/99                                                                   11010                              11111
                                                                           13153                              11895
09/30/99                                                                   12740                              11152
                                                                           13223                              12811
03/31/00                                                                   13001                              13104
                                                                           12786                              12756
09/30/00                                                                   13645                              12631
                                                                           14150                              11644
03/31/01                                                                   12030                              10264
                                                                           13194                              10864
09/30/01                                                                   10766                               9269
                                                                           12696                              10260
03/31/02                                                                   12498                              10288
                                                                           10986                               8909
09/30/02                                                                    9019                               7370
                                                                            9557                               7992
03/31/03                                                                    8996                               7740
                                                                           10448                               8931
09/30/03                                                                   10923                               9168
                                                                           12662                              10284
03/31/04                                                                   12534                              10458
                                                                           13587                              10638
09/30/04                                                                   13501                              10439
                                                                           14869                              11403
03/31/05                                                                   14601                              11158
                                                                           14151                              11311
09/30/05                                                                   14563                              11718

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         INDUSTRIAL           NET ASSET     MARKET         INDUSTRIAL
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05     7.87%       7.90%            8.13%                7.87%       7.90%            8.13%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         61.48%      61.46%           63.00%               17.32%      17.31%           17.69%
    9/30/05
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           6.72%       5.88%            8.20%                1.31%       1.15%            1.59%
    9/30/05
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        41.58%      41.84%           44.66%                5.27%       5.30%            5.60%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          UNITED PARCEL              TYCO
                          ELECTRIC         SERVICE, INC.              INTERNATIONAL
                          CO.              (CLASS B)                  LTD.                   BOEING CO.     3M CO.
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             4,551,039        653,658                    1,213,529              496,177        454,906
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $153,233,483     45,187,378                 33,796,783             33,715,227     33,371,904
    -----------------------------------------------------------------------------------------------------------------------
       % OF               21.36            6.30                       4.71                   4.70           4.65
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

[PIE CHART IN %]

                          AIR                            COMMERCIAL
                        FREIGHT                           SERVICES    CONSTRUCTION
AEROSPACE &                &                  BUILDING       &             &         ELECTRICAL    INDUSTRIAL
DEFENSE                LOGISTICS   AIRLINES   PRODUCTS    SUPPLIES    ENGINEERING    EQUIPMENT    CONGLOMERATES   MACHINERY
-----------            ---------   --------   --------   ----------   ------------   ----------   -------------   ---------
21.5                     8.90        0.90       2.00        8.20          0.60          4.70           31.70        14.60

                                               TRADING
                                              COMPANIES
AEROSPACE &             OTHER      ROAD &         &
DEFENSE                 ASSETS      RAIL     DISTRIBUTORS
-----------             ------     ------    ------------
21.5                     0.20       6.20         0.50

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        4             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4             0             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        6             1             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        4             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             2             0                  9             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        7             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the 12 month period ending September 30, 2005, the Fund had a return of 1.78% as compared to the Materials Select Sector Index return of 2.19% and the S&P 500 Index return of 12.25%.

On September 16, 2005 Standard & Poors enacted the second and final stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The Materials Select Sector Index and the Materials Select Sector SPDR Fund were both adjusted in conjunction with the changes made by S&P.

The best performing stock in the Materials Select Sector SPDR for the period was Monsanto Co. Other constituents that performed well included Allegheny Technologies, Inc., and Vulcan Materials Co. Monsanto Co. increased its earnings guidance and its recent acquisition of Seminis and Emergent are expected to increase growth. Allegheny Technologies, Inc.'s continued strong performance was prompted by a vibrant market for its high-value products. The company also reaped the benefits of its cost control and cost reduction programs. Vulcan Materials Co. posted a record second quarter and also increased earnings guidance for the rest of the year. Construction materials operations contributed to the bottom line based on strong volumes and pricing. Construction activity is expected to remain robust which will help the company maintain its strong sales volume.

Many companies in the Materials Select Sector SPDR experienced a difficult year. The worst performing securities for the time period were Alcoa, Inc., Pactiv Corp., and International Paper Co. All three companies struggled with the rising cost of raw materials as they battled to maintain their margins. Alcoa, Inc. has also had to deal with the additional burden of rising energy costs. Lower wood products prices also made it difficult for International Paper Co. to maintain its margins.

There were three constituent changes to the Materials Select Sector SPDR over the time period. In December 2004 Worthington Industries was deleted from the S&P 500 Index and moved to the S&P MidCap 400 Index, requiring its deletion from the Materials Select Sector. In July 2005, after completing an exchange with Marathon Oil Corp., Ashland, Inc. was reclassified and moved from the Energy Select Sector to the Materials Select Sector. Also in July 2005, Great Lakes Chemical was acquired by Crompton Corp.

As of September 30, 2005, the Materials Select Sector SPDR Fund consisted of 32 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10429.00                           10584.00
03/31/99                                                                  10567.00                           11111.00
                                                                          12639.00                           11895.00
09/30/99                                                                  11559.00                           11152.00
                                                                          12949.00                           12811.00
03/31/00                                                                  11342.00                           13104.00
                                                                           9749.00                           12756.00
09/30/00                                                                   8961.00                           12631.00
                                                                          10969.00                           11644.00
03/31/01                                                                  10341.00                           10264.00
                                                                          11387.00                           10864.00
09/30/01                                                                  10039.00                            9269.00
                                                                          11260.00                           10260.00
03/31/02                                                                  12429.00                           10288.00
                                                                          12206.00                            8909.00
09/30/02                                                                   9412.00                            7370.00
                                                                          10613.00                            7992.00
03/31/03                                                                   9845.00                            7740.00
                                                                          11185.00                            8931.00
09/30/03                                                                  11865.00                            9168.00
                                                                          14594.00                           10284.00
03/31/04                                                                  14339.00                           10458.00
                                                                          14728.00                           10638.00
09/30/04                                                                  15221.00                           10439.00
                                                                          16527.00                           11403.00
03/31/05                                                                  16827.00                           11158.00
                                                                          15232.00                           11311.00
09/30/05                                                                  15492.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         MATERIALS            NET ASSET    MARKET         MATERIALS
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05     1.78%      1.85%            2.19%                1.78%      1.85%            2.19%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         64.66%     65.27%           66.56%               18.09%     18.23%           18.54%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          72.98%     71.77%           76.01%               11.58%     11.43%           11.97%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        54.12%     54.27%           58.04%                6.60%      6.61%            6.99%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        DOW              DU PONT (E.I)                     NEWMONT
                          CHEMICAL         DE NEMOURS       ALCOA,           MINING CORP.     MONSANTO
                          CO.              AND CO.          INC.             (HOLDING CO.)    CO.
    ---------------------------------------------------------------------------------------------------------------
       SHARES             2,281,931        2,353,298        2,063,864        1,055,582        635,089
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $95,088,065      92,178,683       50,399,559       49,791,803       39,851,835
    ---------------------------------------------------------------------------------------------------------------
       % OF               12.56            12.18            6.66             6.58             5.26
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

(PIE CHART IN %)

                                  CONSTRUCTION        CONTAINERS &                                               PAPER & FOREST
CHEMICALS                           MATERIALS           PACKAGING        METALS & MINING      OTHER ASSETS          PRODUCTS
---------                         ------------        ------------       ---------------      ------------       --------------
51.5                                   2.4                 5.6                25.1                 0.2                15.2

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             1             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund returned 11.65% as compared to the Technology Select Sector Index return of 11.80% and the S&P 500 Index return of 12.25%.

On September 16, 2005 Standard & Poors enacted the second and final stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The technology sector experienced roughly 3% one-way turnover from this methodology change. The biggest sells for the Technology Select Sector SPDR Fund were Microsoft Corp. and Oracle Corp., while the biggest buys were Verizon Communications, Inc., Cisco Systems, Inc., and QUALCOMM, Inc.

The technology sector has fared well over the last fiscal year, though a large portion of the sector's return was achieved back in the 4th quarter of 2004. In 2005, the sector has traded slightly negative, but with several industries standing out. Strong demand for communications equipment helped manufacturers in this segment enjoy solid gains. Corning, Inc. with high sales growth for their LCD screens, Scientific-Atlanta, Inc. with ongoing demand for their set-top boxes, and Motorola, Inc. with innovative new handset designs, all benefited in this environment. Apple Computer, Inc. enjoyed a great period as robust sales for its iPod and Mac products continued. Semiconductor manufacturers such as NVIDIA Corp., LSI Logic Corp., and Advanced Micro Devices, Inc. also enjoyed a strong year as they continued to see healthy chip demand deriving from the numerous new multimedia features in cellular phones, portable video players and high-end PDAs as well as the traditional chip uses within PCs and workstations.

Not all segments within the technology sector posted strong returns over the past year. Electronic Equipment and Instruments manufacturing service companies such as Sanmina-SCI Corp. and Solectron Corp. were hurt by a slowdown in telecommunication capital spending. Many of the other companies recording losses over the past year had company-specific issues which dragged on their performance. Sabre Holdings Corp. with ties to the struggling airline industry, was hurt primarily by an increase in competition while Unisys Corp. was down due to weak sales in its mainframe-focused enterprise server business.

As of September 30, 2005, the Technology Select Sector SPDR Fund consisted of 87 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10851                              10584
03/31/99                                                                   12189                              11111
                                                                           13445                              11895
09/30/99                                                                   13700                              11152
                                                                           18011                              12811
03/31/00                                                                   20021                              13104
                                                                           17985                              12756
09/30/00                                                                   15435                              12631
                                                                           10410                              11644
03/31/01                                                                    8255                              10264
                                                                            9253                              10864
09/30/01                                                                    6373                               9269
                                                                            8020                              10260
03/31/02                                                                    7226                              10288
                                                                            5277                               8909
09/30/02                                                                    3933                               7370
                                                                            4940                               7992
03/31/03                                                                    4779                               7740
                                                                            5677                               8931
09/30/03                                                                    6083                               9168
                                                                            6869                              10284
03/31/04                                                                    6784                              10458
                                                                            6928                              10638
09/30/04                                                                    6410                              10439
                                                                            7227                              11403
03/31/05                                                                    6691                              11158
                                                                            6826                              11311
09/30/05                                                                    7157                              11718

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         TECHNOLOGY           NET ASSET     MARKET         TECHNOLOGY
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05    11.65%      11.60%           11.80%               11.65%      11.60%           11.80%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         81.94%      82.08%           83.35%               22.08%      22.11%           22.39%
    9/30/05
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED         -53.64%     -53.55%          -53.11%              -14.25%     -14.22%          -14.06%
    9/30/05
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)       -32.75%     -32.78%          -31.71%               -5.69%      -5.70%           -5.48%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                                          INTERNATIONAL                       VERIZON
                          MICROSOFT        INTEL            BUSINESS         CISCO SYSTEMS,     COMMUNICATIONS,
                          CORP.            CORP.            MACHINES         INC.               INC.
                                                            CORP.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             5,846,203        3,866,429        1,012,609        4,055,297          1,754,672
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $150,422,803     95,307,475       81,231,494       72,711,475         57,360,228
    ----------------------------------------------------------------------------------------------------------------------
       % OF               11.51            7.29             6.22             5.56               4.39
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005

(PIE CHART IN %)

                                                         ELECTRONIC                INTERNET
                        COMPUTERS       DIVERSIFIED       EQUIPMENT                SOFTWARE
COMMUNICATIONS              &        TELECOMMUNICATION        &           IT           &         OTHER       OFFICE
EQUIPMENT              PERIPHERALS       SERVICES        INSTRUMENTS   SERVICES    SERVICES     ASSETS     ELECTRONICS
--------------         -----------   -----------------   -----------   --------    --------     ------     -----------
15.7                       20.1              11.2            1.9          5.4         2.1         0.1          0.7

                       SEMICONDUCTOR
                             &                         WIRELESS
COMMUNICATIONS         SEMICONDUCTOR               TELECOMMUNICATION
EQUIPMENT                EQUIPMENT     SOFTWARE        SERVICES
--------------         -------------   --------    -----------------
15.7                        18.3         19.8             4.7

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        1             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             1             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        1             0             1                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1             0             0                  1             0             0

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                           (CIRCLE GRAPHICS)

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2005, the Fund had a return of 38.18% as compared to the Utilities Select Sector Index return of 38.68% and the S&P 500 Index return of 12.25%.

Within this fund, three of the better performing stocks over the prior twelve months were TXU Corp., AES Corp. and CMS Energy Corp. TXU Corp.'s strong return was a result of their tremendous success at restructuring their business operations and margin advantages due to their lower fuel costs arising from their nuclear and coal fired generating plants. For AES Corp., improved earnings due to better internal cost controls were responsible for their gains. Finally, CMS Energy Corp.'s positive performance was a result of their strong operating results and successes at debt refinancing.

During the past twelve months, three of the worst performing stocks in the Utilities Select Sector SPDR Fund were Dynegy, Inc., Calpine Corp. and KeySpan Corp. Dynegy, Inc.'s decline was a result of their continued operating losses and increases in interest expenses. In Calpine Corp.'s case, the lackluster return resulted from both margin pressures associated with rising natural gas prices and continued liquidity concerns regarding their balance sheet. Similarly, KeySpan Corp.'s performance was hurt by higher natural gas prices which contributed to a difficult earnings environment for this company.

In March 2005 and September 2005, Standard & Poors enacted the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The Utilities Select Sector SPDR Fund was rebalanced in each case to reflect these changes.

The Utilities Select Sector SPDR Fund consisted of 33 companies as of September 30, 2005.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE UTILITIES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10369.00                           10584.00
03/31/99                                                                   9239.00                           11111.00
                                                                          10818.00                           11895.00
09/30/99                                                                  10366.00                           11152.00
                                                                          10022.00                           12811.00
03/31/00                                                                   9490.00                           13104.00
                                                                           9789.00                           12756.00
09/30/00                                                                  11731.00                           12631.00
                                                                          12223.00                           11644.00
03/31/01                                                                  11704.00                           10264.00
                                                                          11625.00                           10864.00
09/30/01                                                                  11073.00                            9269.00
                                                                          10627.00                           10260.00
03/31/02                                                                  10749.00                           10288.00
                                                                           9393.00                            8909.00
09/30/02                                                                   7293.00                            7370.00
                                                                           7639.00                            7992.00
03/31/03                                                                   7394.00                            7740.00
                                                                           8955.00                            8931.00
09/30/03                                                                   8913.00                            9168.00
                                                                           9611.00                           10284.00
03/31/04                                                                  10095.00                           10458.00
                                                                           9960.00                           10638.00
09/30/04                                                                  10620.00                           10439.00
                                                                          11899.00                           11403.00
03/31/05                                                                  12532.00                           11158.00
                                                                          13683.00                           11311.00
09/30/05                                                                  14669.00                           11718.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   PERFORMANCE AS OF SEPTEMBER 30, 2005

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         UTILITIES            NET ASSET    MARKET         UTILITIES
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/05    38.18%      38.52%          38.68%               38.18%     38.52%           38.68%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        101.09%     100.08%         103.43%               26.22%     26.00%           26.71%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          25.10%      25.03%          26.94%                4.58%      4.57%            4.89%
    9/30/05
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        43.61%      43.01%          45.54%                5.49%      5.42%            5.70%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

 ------------------------------------------------------------------------------------------------------------
    DESCRIPTION        EXELON             DOMINION              TXU            DUKE ENERGY    SOUTHERN
                       CORP.              RESOURCES,            CORP.          CORP.          CO. (THE)
                                          INC.
 ------------------------------------------------------------------------------------------------------------
    SHARES             3,404,944          1,730,533             1,218,952      4,703,985      3,792,197
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE       $181,960,207       149,068,113           137,595,302    137,215,242    135,608,965
 ------------------------------------------------------------------------------------------------------------
    % OF               8.84               7.25                  6.69           6.67           6.59
    NET ASSETS

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*

[PIE CHART IN %]

                                                                INDEPENDENT POWER
                                                                PRODUCERS & ENERGY
ELECTRIC UTILITIES                         GAS UTILITIES             TRADERS              OTHER ASSETS         MULTI-UTILITIES
------------------                         -------------        ------------------        ------------         ---------------
46.1                                            0.8                    19.4                   0.3                    33.4

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/05        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        5             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        4             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        2             0             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             1             0                  8             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        1             0             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        2             1             0                  1             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2             1             0                  6             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        6             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 1.7%
Cooper Tire & Rubber Co. ...........     14,309   $    218,498
Dana Corp. .........................     35,129        330,564
Delphi Corp. .......................    130,848        361,141
Goodyear Tire & Rubber Co. (The)
  (a)...............................     41,044        639,876
Johnson Controls, Inc. .............     44,836      2,782,074
Visteon Corp. ......................     29,977        293,175
                                                  ------------
                                                     4,625,328
                                                  ------------
AUTOMOBILES -- 4.1%
Ford Motor Co. .....................    431,951      4,259,037
General Motors Corp. ...............    131,740      4,032,562
Harley-Davidson, Inc. ..............     63,989      3,099,627
                                                  ------------
                                                    11,391,226
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
Apollo Group, Inc. (Class A) (a)....     34,036      2,259,650
Block (H&R), Inc. ..................     75,683      1,814,878
                                                  ------------
                                                     4,074,528
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     40,490      1,737,021
                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 13.2%
Carnival Corp. .....................    100,642      5,030,087
Darden Restaurants, Inc. ...........     31,373        952,798
Harrah's Entertainment, Inc. .......     42,733      2,785,764
Hilton Hotels Corp. ................     76,393      1,705,092
International Game Technology.......     79,567      2,148,309
Marriott International, Inc. (Class
  A)................................     39,844      2,510,172
McDonald's Corp. ...................    291,339      9,756,943
Starbucks Corp. (a).................     89,617      4,489,812
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     50,777      2,902,921
Wendy's International, Inc. ........     26,869      1,213,135
Yum Brands, Inc. ...................     66,577      3,222,993
                                                  ------------
                                                    36,718,026
                                                  ------------
HOUSEHOLD DURABLES -- 6.2%
Black & Decker Corp. ...............     18,716      1,536,396
Centex Corp. .......................     29,901      1,931,007
D. R. Horton, Inc. .................     63,556      2,301,998
Fortune Brands, Inc. ...............     34,056      2,769,774
KB HOME.............................     18,094      1,324,481
Leggett & Platt, Inc. ..............     43,992        888,638
Maytag Corp. .......................     18,643        340,421
Newell Rubbermaid, Inc. ............     64,115      1,452,205
Pulte Homes, Inc. ..................     49,991      2,145,614
Snap-on, Inc. ......................     13,501        487,656
Stanley Works (The).................     17,103        798,368
Whirlpool Corp. ....................     15,589      1,181,179
                                                  ------------
                                                    17,157,737
                                                  ------------
INTERNET & CATALOG RETAIL -- 3.8%
eBay, Inc. (a)......................    258,836     10,664,043
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Brunswick Corp. ....................     22,610        853,075
Eastman Kodak Co. ..................     66,896      1,627,580

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
Hasbro, Inc. .......................     41,762   $    820,623
Mattel, Inc. .......................     94,138      1,570,222
                                                  ------------
                                                     4,871,500
                                                  ------------
MEDIA -- 32.7%
Clear Channel Communications,
  Inc. .............................    126,577      4,163,118
Comcast Corp. (Class A) (a).........    511,866     15,038,623
Disney (Walt) Co. (The).............    468,644     11,308,380
Dow Jones & Co., Inc. ..............     13,773        525,991
Gannett Co., Inc. ..................     56,857      3,913,467
Interpublic Group of Companies, Inc.
  (a)...............................     98,616      1,147,890
Knight-Ridder, Inc. ................     16,138        946,978
McGraw-Hill Cos., Inc. (The)........     87,150      4,186,686
Meredith Corp. .....................      9,800        488,922
New York Times Co. (The) (Class
  A)................................     33,950      1,010,012
News Corp. (Class A)................    571,020      8,902,202
Omnicom Group, Inc. ................     42,356      3,542,232
Time Warner, Inc. (a)...............  1,094,277     19,817,356
Tribune Co. ........................     61,820      2,095,080
Univision Communications, Inc.
  (Class A) (a).....................     53,637      1,422,990
Viacom, Inc. (Class B)..............    369,558     12,199,110
                                                  ------------
                                                    90,709,037
                                                  ------------
MULTI-LINE RETAIL -- 10.5%
Big Lots, Inc. (a)..................     26,555        291,840
Dillard's, Inc. (Class A)...........     14,937        311,885
Dollar General Corp. ...............     74,870      1,373,116
Family Dollar Stores, Inc. .........     38,451        764,021
Federated Department Stores,
  Inc. .............................     61,776      4,130,961
J.C. Penney Co., Inc. (Holding
  Co.)..............................     58,331      2,766,056
Kohl's Corp. (a)....................     80,428      4,035,877
Nordstrom, Inc. ....................     51,617      1,771,495
Sears Holdings Corp. (a)............     23,925      2,976,749
Target Corp. .......................    206,294     10,712,847
                                                  ------------
                                                    29,134,847
                                                  ------------
SPECIALTY RETAIL -- 20.2%
AutoNation, Inc. (a)................     42,068        840,098
AutoZone, Inc. (a)..................     12,973      1,080,002
Bed Bath & Beyond, Inc. (a).........     68,865      2,766,996
Best Buy Co., Inc. .................     94,459      4,111,800
Circuit City Stores, Inc. ..........     38,407        659,064
Gap, Inc. (The).....................    135,095      2,354,706
Home Depot, Inc. ...................    498,872     19,026,978
Limited Brands, Inc. ...............     81,478      1,664,596
Lowe's Companies, Inc. .............    181,787     11,707,083
Office Depot, Inc. (a)..............     73,675      2,188,147
OfficeMax, Inc. ....................     16,382        518,818
RadioShack Corp. ...................     31,324        776,835
Sherwin-Williams Co. (The)..........     26,565      1,170,720
Staples, Inc. ......................    171,316      3,652,457
Tiffany & Co. ......................     33,245      1,322,154
TJX Cos., Inc. (The)................    108,632      2,224,783
                                                  ------------
                                                    56,065,237
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.6%
Coach, Inc. (a).....................     88,603      2,778,590
Jones Apparel Group, Inc. ..........     27,545        785,032
Liz Claiborne, Inc. ................     25,128        988,033

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
NIKE, Inc. (Class B)................     44,476   $  3,632,800
Reebok International Ltd. ..........     12,254        693,209
V.F. Corp. .........................     20,760      1,203,457
                                                  ------------
                                                    10,081,121
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $317,592,618)...............               277,229,651
                                                  ------------
SHORT TERM INVESTMENT -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $1,101,532)......  1,101,532      1,101,532
                                                  ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $318,694,150)...............               278,331,183
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.............                  (773,634)
                                                  ------------
NET ASSETS -- 100.0%................              $277,557,549
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
BEVERAGES -- 19.4%
Anheuser-Busch Cos., Inc. ..........    642,007   $ 27,631,981
Brown-Forman Corp. (Class B)........     83,005      4,942,118
Coca-Cola Co. (The).................    909,256     39,270,767
Coca-Cola Enterprises, Inc. ........    291,299      5,680,330
Constellation Brands, Inc (Class A)
  (a)...............................    194,854      5,066,204
Molson Coors Brewing Co. (Class
  B)................................     61,165      3,915,172
Pepsi Bottling Group, Inc. (The)....    145,406      4,151,341
PepsiCo, Inc. ......................  1,331,457     75,506,926
                                                  ------------
                                                   166,164,839
                                                  ------------
FOOD & STAPLES RETAILING -- 24.9%
Albertson's, Inc. ..................    332,531      8,529,420
Costco Wholesale Corp. .............    404,991     17,451,062
CVS Corp. ..........................    682,670     19,804,257
Kroger Co. (a)......................    625,590     12,880,898
Safeway, Inc. ......................    397,008     10,163,405
SUPERVALU, Inc. ....................    140,899      4,384,777
Sysco Corp. ........................    535,455     16,797,223
Wal-Mart Stores, Inc. ..............  1,991,540     87,269,283
Walgreen Co. .......................    838,137     36,417,053
                                                  ------------
                                                   213,697,378
                                                  ------------
FOOD PRODUCTS -- 12.8%
Archer-Daniels-Midland Co. .........    560,516     13,822,325
Campbell Soup Co. ..................    181,055      5,386,386
ConAgra Foods, Inc. ................    455,240     11,267,190
General Mills, Inc. ................    313,096     15,091,227
H.J. Heinz Co. .....................    299,434     10,941,319
Hershey Co. (The)...................    163,888      9,228,533
Kellogg Co. ........................    226,094     10,429,716
McCormick & Co., Inc. ..............    138,503      4,519,353
Sara Lee Corp. .....................    678,461     12,856,836
Tyson Foods, Inc. (Class A).........    257,325      4,644,716
Wm. Wrigley Jr., Co. ...............    157,340     11,309,599
                                                  ------------
                                                   109,497,200
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
HOUSEHOLD PRODUCTS -- 20.4%
Clorox Co. .........................    138,883   $  7,713,562
Colgate-Palmolive Co. ..............    433,217     22,869,526
Kimberly-Clark Corp. ...............    396,097     23,579,654
Procter & Gamble Co. ...............  2,036,359    121,081,906
                                                  ------------
                                                   175,244,648
                                                  ------------
PERSONAL PRODUCTS -- 6.6%
Alberto-Culver Co. (Class B)........     82,448      3,689,548
Avon Products, Inc. ................    411,930     11,122,110
Gillette Co. .......................    720,265     41,919,423
                                                  ------------
                                                    56,731,081
                                                  ------------
TOBACCO -- 15.7%
Altria Group, Inc. .................  1,654,914    121,983,711
Reynolds American, Inc. ............     80,172      6,655,879
UST, Inc. ..........................    154,974      6,487,212
                                                  ------------
                                                   135,126,802
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $861,206,031)...............               856,461,948
                                                  ------------
SHORT TERM INVESTMENT -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $3,985,738)......  3,985,738      3,985,738
                                                  ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $865,191,769)...............               860,447,686
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.............                (2,586,679)
                                                  ------------
NET ASSETS -- 100.0%................              $857,861,007
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 21.8%
Baker Hughes, Inc. ................  1,517,255   $   90,549,778
BJ Services Co. ...................  1,836,587       66,098,766
Halliburton Co. ...................  2,208,381      151,318,266
Nabors Industries Ltd. (a).........    908,397       65,250,157
National-Oilwell Varco, Inc. (a)...    495,916       32,631,273
Noble Corp. .......................    897,103       61,415,671
Rowan Cos., Inc. ..................  1,236,465       43,882,143
Schlumberger Ltd. .................  1,297,074      109,447,104
Transocean, Inc. (a)...............  1,624,355       99,589,205
Weatherford International Ltd. ....    396,408       27,217,373
                                                 --------------
                                                    747,399,736
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 78.1%
Amerada Hess Corp. ................    495,103       68,076,663
Anadarko Petroleum Corp. ..........  1,022,676       97,921,227
Apache Corp. ......................  1,399,402      105,263,018
Burlington Resources, Inc. ........  1,692,395      137,625,561
ChevronTexaco Corp. ...............  6,861,465      444,142,629
ConocoPhillips.....................  4,494,217      314,190,711
Devon Energy Corp. ................  1,959,638      134,509,552
El Paso Corp. .....................  1,882,137       26,161,704
EOG Resources, Inc. ...............  1,576,483      118,078,577
Exxon Mobil Corp. .................  9,419,449      598,511,790

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
Kerr-McGee Corp. ..................    764,422   $   74,233,020
Kinder Morgan, Inc. ...............    273,657       26,314,857
Marathon Oil Corp. ................  1,687,948      116,350,256
Murphy Oil Corp. ..................    468,846       23,381,350
Occidental Petroleum Corp. ........  1,587,855      135,650,453
Sunoco, Inc. ......................    941,926       73,658,613
Valero Energy Corp. ...............    875,455       98,978,942
Williams Cos., Inc. (The)..........  1,638,918       41,054,896
XTO Energy, Inc. ..................  1,031,308       46,738,879
                                                 --------------
                                                  2,680,842,698
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $3,237,433,484)............               3,428,242,434
                                                 --------------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $9,194,131).....  9,194,131        9,194,131
                                                 --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $3,246,627,615)............               3,437,436,565
OTHER ASSETS AND
  LIABILITIES -- (0.2)%............                  (6,116,807)
                                                 --------------
NET ASSETS -- 100.0%...............              $3,431,319,758
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                           ------         -----
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 14.7%
Bank of New York Co., Inc. (The)............................   548,059    $   16,118,415
Bear Stearns Cos., Inc. ....................................    79,779         8,755,745
Charles Schwab Corp. (The)..................................   737,865        10,647,392
E*Trade Financial Corp. (a).................................   260,159         4,578,798
Federated Investors, Inc. (Class B).........................    60,234         2,001,576
Franklin Resources, Inc. ...................................   104,454         8,769,958
Goldman Sachs Group, Inc. ..................................   327,822        39,856,599
Janus Capital Group, Inc. ..................................   159,298         2,301,856
Lehman Brothers Holdings, Inc. .............................   191,810        22,342,029
Mellon Financial Corp. .....................................   297,203         9,501,580
Merrill Lynch & Co., Inc. ..................................   652,942        40,057,992
Morgan Stanley..............................................   764,932        41,260,432
Northern Trust Corp. .......................................   131,782         6,661,580
State Street Corp. (b)......................................   233,284        11,412,253
T. Rowe Price Group, Inc. ..................................    90,902         5,935,901
                                                                          --------------
                                                                             230,202,106
                                                                          --------------

COMMERCIAL BANKS -- 27.1%
AmSouth Bancorp.............................................   248,591         6,279,409
Bank of America Corp. ......................................  2,829,932      119,140,137
BB&T Corp. .................................................   384,828        15,027,533
Comerica, Inc. .............................................   119,058         7,012,516
Compass Bancshares, Inc. ...................................    87,392         4,005,175
Fifth Third Bancorp.........................................   389,075        14,290,725
First Horizon National Corp. ...............................    87,204         3,169,865
Huntington Bancshares, Inc. ................................   163,949         3,683,934
KeyCorp.....................................................   287,190         9,261,878
M & T Bank Corp. ...........................................    58,048         6,136,254
Marshall & Ilsley Corp. ....................................   146,132         6,358,203
National City Corp. ........................................   402,010        13,443,214
North Fork Bancorporation, Inc. ............................   336,381         8,577,716
PNC Financial Services Group................................   204,338        11,855,691
Regions Financial Corp. ....................................   325,953        10,143,657
SunTrust Banks, Inc. .......................................   253,626        17,614,326
Synovus Financial Corp. ....................................   219,585         6,086,896
U.S. Bancorp................................................  1,288,990       36,194,839
Wachovia Corp. .............................................  1,109,400       52,796,346
Wells Fargo & Co. ..........................................  1,187,533       69,553,808
Zions Bancorp...............................................    63,188         4,499,618
                                                                          --------------
                                                                             425,131,740
                                                                          --------------
CONSUMER FINANCE -- 6.9%
American Express Co. .......................................   874,150        50,211,176
Capital One Financial Corp. ................................   203,620        16,191,862
MBNA Corp. .................................................   885,917        21,828,995
Providian Financial Corp. (a)...............................   207,609         3,670,527
SLM Corp. ..................................................   295,026        15,825,195
                                                                          --------------
                                                                             107,727,755
                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES -- 17.5%
CIT Group, Inc. ............................................   142,694         6,446,915
Citigroup, Inc. ............................................  3,640,676      165,723,571
JPMorgan Chase & Co. .......................................  2,474,912       83,973,764
Moody's Corp. ..............................................   179,346         9,160,994
Principal Financial Group...................................   197,653         9,362,823
                                                                          --------------
                                                                             274,668,067
                                                                          --------------
INSURANCE -- 22.6%
ACE Ltd. ...................................................   203,008         9,555,587
AFLAC, Inc. ................................................   353,863        16,029,994

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                           ------         -----
INSURANCE -- (CONTINUED)
Allstate Corp. .............................................   462,966    $   25,597,390
Ambac Financial Group, Inc. ................................    76,106         5,484,198
American International Group, Inc. .........................  1,826,000      113,138,960
Aon Corp. ..................................................   224,101         7,189,160
Chubb Corp. ................................................   138,193        12,375,183
Cincinnati Financial Corp. .................................   122,539         5,133,159
Hartford Financial Services Group, Inc. (The)...............   209,363        16,156,543
Jefferson-Pilot Corp. ......................................    95,639         4,893,848
Lincoln National Corp. .....................................   121,861         6,339,209
Loews Corp. ................................................    96,985         8,962,384
Marsh & McLennan Cos., Inc. ................................   375,021        11,396,888
MBIA, Inc. .................................................    95,836         5,809,578
MetLife, Inc. ..............................................   530,929        26,456,192
Progressive Corp. (The).....................................   139,880        14,655,228
Prudential Financial, Inc. .................................   361,727        24,438,276
SAFECO Corp. ...............................................    89,565         4,780,980
St. Paul Travelers Cos., Inc. (The).........................   474,424        21,287,405
Torchmark Corp. ............................................    73,774         3,897,480
UnumProvident Corp. ........................................   209,284         4,290,322
XL Capital Ltd. (Class A)...................................    98,106         6,674,151
                                                                          --------------
                                                                             354,542,115
                                                                          --------------
REAL ESTATE -- 3.7%
Apartment Investment & Management Co. (Class A).............    67,718         2,626,104
Archstone-Smith Trust.......................................   148,923         5,937,560
Equity Office Properties Trust..............................   287,329         9,398,532
Equity Residential Properties Trust.........................   200,445         7,586,843
Plum Creek Timber Co., Inc. ................................   129,586         4,912,605
ProLogis....................................................   173,921         7,706,439
Public Storage, Inc. .......................................    59,376         3,978,192
Simon Property Group, Inc. .................................   128,915         9,555,180
Vornado Realty Trust........................................    82,395         7,137,055
                                                                          --------------
                                                                              58,838,510
                                                                          --------------
THRIFTS & MORTGAGE FINANCE -- 7.4%
Countrywide Financial Corp. ................................   415,933        13,717,470
Fannie Mae..................................................   681,226        30,532,549
Freddie Mac.................................................   486,272        27,454,917
Golden West Financial Corp. ................................   181,523        10,780,651
MGIC Investment Corp. ......................................    66,772         4,286,763
Sovereign Bancorp, Inc. ....................................   256,168         5,645,943
Washington Mutual, Inc. ....................................   617,814        24,230,665
                                                                          --------------
                                                                             116,648,958
                                                                          --------------
TOTAL COMMON STOCKS --
  (Cost $1,677,975,277).....................................               1,567,759,251
                                                                          --------------
SHORT TERM INVESTMENT -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime Fund (Cost
  $6,721,553)...............................................  6,721,553        6,721,553
                                                                          --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,684,696,830).....................................               1,574,480,804
OTHER ASSETS AND LIABILITIES -- (0.3)%......................                  (5,030,307)
                                                                          --------------
NET ASSETS -- 100.0%........................................              $1,569,450,497
                                                                          ==============

(a) Non-income producing security

(b) Affiliated Issuer. See table below for more information.

                                                                    SHARES PURCHASED          SHARES SOLD             NUMBER OF
                                            NUMBER OF SHARES        FOR THE TWELVE MONTHS     FOR THE TWELVE MONTHS   SHARES HELD
      SECURITY DESCRIPTION                  HELD AT 9/30/04         ENDED 9/30/05             ENDED 9/30/05           AT 9/30/05
      --------------------                  ----------------        ---------------------     ---------------------   -----------
      State Street Corp.
      (Cost $12,105,833) .................         156,025                  796,167                  718,908            233,284

                                            INCOME EARNED           REALIZED GAIN ON SHARES
                                            FOR THE TWELVE MONTHS   SOLD DURING THE TWELVE
                                            ENDED 9/30/05            MONTHS ENDED 9/30/05
                                            ---------------------   -----------------------
                                                  $132,484                 $544,994

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 11.6%
Amgen, Inc. (a)....................  1,351,049   $  107,638,074
Applera Corp.  --  Applied
  Biosystems Group.................    226,611        5,266,439
Biogen Idec, Inc. (a)..............    378,787       14,954,511
Chiron Corp. (a)...................    122,381        5,338,259
Genzyme Corp. (a)..................    288,172       20,644,642
Gilead Sciences, Inc. (a)..........    499,268       24,344,308
MedImmune, Inc. (a)................    281,589        9,475,470
                                                 --------------
                                                    187,661,703
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 16.3%
Bausch & Lomb, Inc. ...............     63,698        5,139,155
Baxter International, Inc. ........    691,792       27,581,747
Becton, Dickinson and Co. .........    282,633       14,818,448
Biomet, Inc. ......................    282,113        9,792,142
Boston Scientific Corp. (a)........    652,738       15,254,487
C.R. Bard, Inc. ...................    122,519        8,089,930
Fisher Scientific International,
  Inc. (a).........................    131,180        8,139,719
Guidant Corp. .....................    366,753       25,265,614
Hospira, Inc. (a)..................    172,926        7,084,778
Medtronic, Inc. ...................  1,332,259       71,435,728
Millipore Corp. (a)................     63,947        4,021,627
PerkinElmer, Inc. .................    139,271        2,836,950
St. Jude Medical, Inc. (a).........    409,746       19,176,113
Stryker Corp. .....................    323,385       15,984,921
Thermo Electron Corp. (a)..........    175,318        5,417,326
Waters Corp. (a)...................    127,584        5,307,494
Zimmer Holdings, Inc. (a)..........    275,218       18,959,768
                                                 --------------
                                                    264,305,947
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 22.8%
Aetna, Inc. .......................    324,354       27,939,854
AmerisourceBergen Corp. ...........    119,575        9,243,148
Cardinal Health, Inc. .............    470,401       29,842,239
Caremark Rx, Inc. (a)..............    493,228       24,626,874
CIGNA Corp. .......................    145,605       17,161,005
Coventry Health Care, Inc. (a).....    116,737       10,041,717
Express Scripts, Inc. (a)..........    169,819       10,562,742
HCA, Inc. .........................    501,244       24,019,612
Health Management Associates, Inc.
  (Class A)........................    282,481        6,629,829

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
Humana, Inc. (a)...................    190,095   $    9,101,749
IMS Health, Inc. ..................    257,672        6,485,604
Laboratory Corp. of America
  Holdings (a).....................    146,372        7,129,780
Manor Care, Inc. ..................     93,880        3,605,931
McKesson Corp. ....................    347,812       16,503,679
Medco Health Solutions, Inc. (a)...    342,824       18,797,040
Quest Diagnostics, Inc. ...........    189,024        9,553,273
Tenet Healthcare Corp. (a).........    531,852        5,972,698
UnitedHealth Group, Inc. ..........  1,394,522       78,372,136
WellPoint, Inc. (a)................    689,806       52,301,091
                                                 --------------
                                                    367,890,001
                                                 --------------
PHARMACEUTICALS -- 49.3%
Abbott Laboratories................  1,442,706       61,170,734
Allergan, Inc. ....................    145,796       13,357,830
Bristol-Myers Squibb Co. ..........  2,152,500       51,789,150
Eli Lilly and Co. .................  1,241,544       66,447,435
Forest Laboratories, Inc. (a)......    374,674       14,601,046
Johnson & Johnson..................  3,257,245      206,118,464
King Pharmaceuticals, Inc. (a).....    283,060        4,353,463
Merck & Co., Inc. .................  2,404,101       65,415,588
Mylan Laboratories, Inc. ..........    238,513        4,593,760
Pfizer, Inc. ......................  8,070,600      201,522,882
Schering-Plough Corp. .............  1,634,265       34,401,278
Watson Pharmaceuticals, Inc. (a)...    120,431        4,408,979
Wyeth..............................  1,475,738       68,282,397
                                                 --------------
                                                    796,463,006
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,603,232,632)............               1,616,320,657
                                                 --------------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $5,200,642).....  5,200,642        5,200,642
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,608,433,274)............               1,621,521,299
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (4,382,106)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,617,139,193
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 21.5%
Boeing Co. .........................    496,177   $ 33,715,227
General Dynamics Corp. .............    126,810     15,160,135
Goodrich Corp. .....................    108,485      4,810,225
Honeywell International, Inc. ......    523,133     19,617,487
L-3 Communications Holdings,
  Inc. .............................     68,008      5,377,393
Lockheed Martin Corp. ..............    223,560     13,646,102
Northrop Grumman Corp. .............    223,631     12,154,345
Raytheon Co. .......................    286,405     10,889,118
Rockwell Collins, Inc. .............    131,930      6,374,858
United Technologies Corp. ..........    617,339     32,002,854
                                                  ------------
                                                   153,747,744
                                                  ------------
AIR FREIGHT & LOGISTICS -- 8.9%
FedEx Corp. ........................    188,261     16,403,181
Ryder System, Inc. .................     66,884      2,288,770
United Parcel Service, Inc. (Class
  B)................................    653,658     45,187,378
                                                  ------------
                                                    63,879,329
                                                  ------------
AIRLINES -- 0.9%
Southwest Airlines Co. .............    440,394      6,539,851
                                                  ------------
BUILDING PRODUCTS -- 2.0%
American Standard Cos., Inc. .......    132,069      6,147,812
Masco Corp. ........................    276,487      8,482,621
                                                  ------------
                                                    14,630,433
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 8.2%
Allied Waste Industries, Inc. (a)...    201,870      1,705,802
Avery Dennison Corp. ...............     79,260      4,152,431
Cendant Corp. ......................    649,823     13,412,347
Cintas Corp. .......................     96,624      3,966,415
Equifax, Inc. ......................    101,192      3,535,649
Monster Worldwide, Inc. (a).........    112,806      3,464,272
Pitney Bowes, Inc. .................    151,159      6,309,377
R.R. Donnelley & Sons Co. ..........    180,390      6,687,057
Robert Half International, Inc. ....    138,797      4,939,785
Waste Management, Inc. .............    355,038     10,157,637
                                                  ------------
                                                    58,330,772
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Fluor Corp. ........................     72,155      4,645,339
                                                  ------------
ELECTRICAL EQUIPMENT -- 4.7%
American Power Conversion Corp. ....    139,438      3,611,444
Cooper Industries Ltd (Class A).....     71,208      4,923,321
Emerson Electric Co. ...............    253,691     18,215,014
Rockwell Automation, Inc. ..........    136,209      7,205,456
                                                  ------------
                                                    33,955,235
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
INDUSTRIAL CONGLOMERATES -- 31.7%
3M Co. .............................    454,906   $ 33,371,904
General Electric Co. ...............  4,551,039    153,233,483
Textron, Inc. ......................     96,545      6,924,208
Tyco International Ltd. ............  1,213,529     33,796,783
                                                  ------------
                                                   227,326,378
                                                  ------------
MACHINERY -- 14.6%
Caterpillar, Inc. ..................    418,978     24,614,957
Cummins, Inc. ......................     49,605      4,364,744
Danaher Corp. ......................    154,712      8,328,147
Deere & Co. ........................    156,103      9,553,504
Dover Corp. ........................    141,190      5,759,140
Eaton Corp. ........................    105,459      6,701,919
Illinois Tool Works, Inc. ..........    128,609     10,588,379
Ingersoll-Rand Co. (Class A)........    226,972      8,677,140
ITT Industries, Inc. ...............     65,363      7,425,237
Navistar International Corp. (a)....     58,009      1,881,232
PACCAR, Inc. .......................    115,862      7,865,871
Pall Corp. .........................    104,525      2,874,437
Parker-Hannifin Corp. ..............     86,906      5,588,925
                                                  ------------
                                                   104,223,632
                                                  ------------
ROAD & RAIL -- 6.2%
Burlington Northern Santa Fe
  Corp. ............................    242,337     14,491,753
CSX Corp. ..........................    151,627      7,047,623
Norfolk Southern Corp. .............    275,324     11,167,141
Union Pacific Corp. ................    166,497     11,937,835
                                                  ------------
                                                    44,644,352
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ................     57,549      3,620,983
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $744,876,802)...............               715,544,048
                                                  ------------
SHORT TERM INVESTMENT -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $3,176,715)......  3,176,715      3,176,715
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $748,053,517)...............               718,720,763
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                (1,427,451)
                                                  ------------
NET ASSETS -- 100.0%................              $717,293,312
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 51.5%
Air Products & Chemicals, Inc. ......    525,779   $ 28,991,454
Ashland, Inc. .......................    177,063      9,780,960
Dow Chemical Co. ....................  2,281,931     95,088,065
Du Pont (E.I.) de Nemours and Co. ...  2,353,298     92,178,683
Eastman Chemical Co. ................    194,251      9,123,969
Ecolab, Inc. ........................    437,957     13,983,967
Engelhard Corp. .....................    286,790      8,004,309
Hercules, Inc. (a)...................    272,596      3,331,123
International Flavors & Fragrances,
  Inc. ..............................    195,231      6,958,033
Monsanto Co. ........................    635,089     39,851,835
PPG Industries, Inc. ................    403,170     23,863,632
Praxair, Inc. .......................    723,837     34,693,507
Rohm & Haas Co. .....................    345,709     14,219,011
Sigma-Aldrich Corp. .................    160,808     10,301,361
                                                   ------------
                                                    390,369,909
                                                   ------------
CONSTRUCTION MATERIALS -- 2.4%
Vulcan Materials Co. ................    242,829     18,020,340
                                                   ------------
CONTAINERS & PACKAGING -- 5.6%
Ball Corp. ..........................    260,048      9,554,164
Bemis Co., Inc. .....................    255,817      6,318,680
Pactiv Corp. (a).....................    358,484      6,280,640
Sealed Air Corp. (a).................    197,529      9,374,726
Temple-Inland, Inc. .................    268,957     10,986,893
                                                   ------------
                                                     42,515,103
                                                   ------------
METALS & MINING -- 25.1%
Alcoa, Inc. .........................  2,063,864     50,399,559
Allegheny Technologies, Inc. ........    200,379      6,207,741

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold, Inc.
  (Class B)..........................    420,892   $ 20,451,142
Newmont Mining Corp. (Holding Co.)...  1,055,582     49,791,803
Nucor Corp. .........................    370,696     21,867,357
Phelps Dodge Corp. ..................    229,772     29,854,276
United States Steel Corp. ...........    271,631     11,503,573
                                                   ------------
                                                    190,075,451
                                                   ------------
PAPER & FOREST PRODUCTS -- 15.2%
Georgia-Pacific Corp. ...............    617,621     21,036,171
International Paper Co. .............  1,160,344     34,578,251
Louisiana-Pacific Corp. .............    264,394      7,321,070
MeadWestvaco Corp. ..................    437,937     12,095,820
Weyerhaeuser Co. ....................    579,542     39,843,513
                                                   ------------
                                                    114,874,825
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $837,875,224)................               755,855,628
                                                   ------------
SHORT TERM INVESTMENT -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $3,793,558).............  3,793,558      3,793,558
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $841,668,782)................               759,649,186
OTHER ASSETS AND LIABILITIES --
  (0.3)%.............................                (2,564,035)
                                                   ------------
NET ASSETS -- 100.0%.................              $757,085,151
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 15.7%
ADC Telecommunications, Inc. (a)...     84,979   $    1,942,620
Andrew Corp. (a)...................    130,323        1,453,101
Avaya, Inc. (a)....................    356,716        3,674,175
CIENA Corp. (a)....................    397,374        1,049,067
Cisco Systems, Inc. (a)............  4,055,297       72,711,475
Comverse Technology, Inc. (a)......    145,054        3,810,569
Corning, Inc. (a)..................  1,004,718       19,421,199
JDS Uniphase Corp. (a).............  1,124,655        2,496,734
Lucent Technologies, Inc. (a)......  2,986,613        9,706,492
Motorola, Inc. ....................  1,587,415       35,065,997
QUALCOMM, Inc. ....................  1,043,945       46,716,539
Scientific-Atlanta, Inc. ..........    111,150        4,169,237
Tellabs, Inc. (a)..................    308,313        3,243,453
                                                 --------------
                                                    205,460,658
                                                 --------------
COMPUTERS & PERIPHERALS -- 20.1%
Apple Computer, Inc. (a)...........    554,179       29,709,536
Dell, Inc. (a).....................  1,527,184       52,229,693
EMC Corp. (a)......................  1,559,877       20,184,808
Gateway, Inc. (a)..................    213,075          575,303
Hewlett-Packard Co. ...............  1,826,815       53,342,998
International Business Machines
  Corp. ...........................  1,012,609       81,231,494
Lexmark International, Inc. (Class
  A) (a)...........................     77,986        4,761,045
NCR Corp. (a)......................    131,587        4,198,941
Network Appliance, Inc. (a)........    250,202        5,939,795
QLogic Corp. (a)...................     62,018        2,121,016
Sun Microsystems, Inc. (a).........  2,222,014        8,710,295
                                                 --------------
                                                    263,004,924
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 11.2%
AT&T Corp. ........................    515,615       10,209,177
BellSouth Corp. ...................  1,169,095       30,747,198
CenturyTel, Inc. ..................     87,725        3,068,621
Citizens Communications Co. .......    238,002        3,224,927
Qwest Communications International,
  Inc. (a).........................    996,691        4,086,433
SBC Communications, Inc. ..........  1,596,652       38,271,748
Verizon Communications, Inc. ......  1,754,672       57,360,228
                                                 --------------
                                                    146,968,332
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
Agilent Technologies, Inc. (a).....    323,558       10,596,524
Jabil Circuit, Inc. (a)............    117,362        3,628,833
Molex, Inc. .......................     91,978        2,453,973
Sanmina-SCI Corp. (a)..............    376,008        1,613,074
Solectron Corp. (a)................    676,603        2,645,518
Symbol Technologies, Inc. .........    176,814        1,711,560
Tektronix, Inc. ...................     62,604        1,579,499
                                                 --------------
                                                     24,228,981
                                                 --------------
IT SERVICES -- 5.4%
Affiliated Computer Services, Inc.
  (Class A) (a)....................     79,755        4,354,623
Automatic Data Processing, Inc. ...    368,173       15,846,166
Computer Sciences Corp. (a)........    122,602        5,800,301
Convergys Corp. (a)................     88,416        1,270,538
Electronic Data Systems Corp. .....    339,522        7,618,874

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
IT SERVICES -- (CONTINUED)
First Data Corp. ..................    489,605   $   19,584,200
Fiserv, Inc. (a)...................    118,851        5,451,695
Paychex, Inc. .....................    211,323        7,835,857
Sabre Holdings Corp. ..............     83,231        1,687,925
Unisys Corp. (a)...................    233,282        1,548,992
                                                 --------------
                                                     70,999,171
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 2.1%
Yahoo!, Inc. (a)...................    817,197       27,653,946
                                                 --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)....................    636,398        8,686,833
                                                 --------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 18.3%
Advanced Micro Devices, Inc. (a)...    283,646        7,147,879
Altera Corp. (a)...................    250,041        4,778,284
Analog Devices, Inc. ..............    243,360        9,038,390
Applied Materials, Inc. ...........  1,041,836       17,669,539
Applied Micro Circuits Corp. (a)...    236,006          708,018
Broadcom Corp. (Class A) (a).......    190,328        8,928,286
Freescale Semiconductor, Inc.
  (Class A) (a)....................    257,039        6,060,980
Intel Corp. .......................  3,866,429       95,307,475
KLA-Tencor Corp. ..................    130,249        6,350,941
Linear Technology Corp. ...........    200,994        7,555,364
LSI Logic Corp. (a)................    279,123        2,749,362
Maxim Integrated Products, Inc. ...    213,270        9,095,965
Micron Technology, Inc. ...........    407,987        5,426,227
National Semiconductor Corp. ......    237,759        6,253,062
Novellus Systems, Inc. (a).........     93,529        2,345,707
NVIDIA Corp. (a)...................    122,343        4,193,918
PMC-Sierra, Inc. (a)...............    148,091        1,304,682
Teradyne, Inc. (a).................    138,327        2,282,396
Texas Instruments, Inc. ...........  1,040,281       35,265,526
Xilinx, Inc. ......................    229,997        6,405,416
                                                 --------------
                                                    238,867,417
                                                 --------------
SOFTWARE -- 19.8%
Adobe Systems, Inc. ...............    325,866        9,727,100
Autodesk, Inc. ....................    169,300        7,862,292
BMC Software, Inc. (a).............    146,561        3,092,437
Citrix Systems, Inc. (a)...........    121,175        3,046,339
Computer Associates International,
  Inc. ............................    304,211        8,460,108
Compuware Corp. (a)................    286,222        2,719,109
Electronic Arts, Inc. (a)..........    199,794       11,366,281
Intuit, Inc. (a)...................    118,302        5,301,113
Mercury Interactive Corp. (a)......     60,691        2,403,364
Microsoft Corp. ...................  5,846,203      150,422,803
Novell, Inc. (a)...................    293,894        2,189,510
Oracle Corp. (a)...................  2,404,294       29,789,203
Parametric Technology Corp. (a)....    244,212        1,702,158
Siebel Systems, Inc. ..............    355,337        3,670,631
Symantec Corp. (a).................    760,058       17,222,914
                                                 --------------
                                                    258,975,362
                                                 --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 4.7%
ALLTEL Corp. ......................    246,312   $   16,037,374
Sprint Nextel Corp. ...............  1,900,193       45,186,590
                                                 --------------
                                                     61,223,964
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,712,417,669)............               1,306,069,588
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class
  Prime Fund.......................  1,061,375        1,061,375
Federated Prime Obligations Fund...      2,759            2,759
                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,064,134)................                   1,064,134
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,713,481,803)............               1,307,133,722
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)..........                    (185,224)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,306,948,498
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05%.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
ELECTRIC UTILITIES -- 46.1%
Allegheny Energy, Inc. (a)........     831,235   $   25,535,539
American Electric Power Co.,
  Inc. ...........................   1,996,476       79,260,097
Cinergy Corp. ....................   1,012,980       44,986,442
Edison International..............   1,654,360       78,218,141
Entergy Corp. ....................   1,054,050       78,336,996
Exelon Corp. .....................   3,404,944      181,960,207
FirstEnergy Corp. ................   1,674,807       87,290,941
FPL Group, Inc. ..................   2,000,805       95,238,318
Pinnacle West Capital Corp. ......     502,785       22,162,763
PPL Corp. ........................   1,927,021       62,300,589
Progress Energy, Inc. ............   1,272,700       56,953,325
Southern Co. (The)................   3,792,197      135,608,965
                                                 --------------
                                                    947,852,323
                                                 --------------
GAS UTILITIES -- 0.8%
Nicor, Inc. ......................     225,663        9,484,616
Peoples Energy Corp. .............     194,704        7,667,443
                                                 --------------
                                                     17,152,059
                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 19.4%
AES Corp. (a).....................   3,316,678       54,493,020
Calpine Corp. (a).................   2,903,520        7,520,117
Constellation Energy Group,
  Inc. ...........................     903,737       55,670,199
Duke Energy Corp. ................   4,703,985      137,215,242
Dynegy, Inc. (Class A) (a)........   1,454,589        6,851,114
TXU Corp. ........................   1,218,952      137,595,302
                                                 --------------
                                                    399,344,994
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
MULTI-UTILITIES -- 33.4%
Ameren Corp. .....................   1,034,699   $   55,346,049
CenterPoint Energy, Inc. .........   1,571,864       23,373,618
CMS Energy Corp. (a)..............   1,110,544       18,268,449
Consolidated Edison, Inc. ........   1,240,813       60,241,471
Dominion Resources, Inc. .........   1,730,533      149,068,113
DTE Energy Co. ...................     903,105       41,416,395
KeySpan Corp. ....................     885,283       32,560,709
NiSource, Inc. ...................   1,383,654       33,553,609
PG&E Corp. .......................   1,892,001       74,261,039
Public Service Enterprise Group,
  Inc. ...........................   1,213,751       78,117,014
Sempra Energy.....................   1,300,659       61,209,013
TECO Energy, Inc. ................   1,058,698       19,077,738
Xcel Energy, Inc. ................   2,045,037       40,103,176
                                                 --------------
                                                    686,596,393
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,837,221,630)...........                2,050,945,769
                                                 --------------
SHORT TERM INVESTMENT -- 0.8%
MONEY MARKET FUND -- 0.8%
AIM Short Term Investment Class
  Prime Fund (Cost $17,536,934)...  17,536,934       17,536,934
                                                 --------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $1,854,758,564)...........                2,068,482,703
OTHER ASSETS AND
  LIABILITIES -- (0.5)%...........                  (10,990,115)
                                                 --------------
NET ASSETS -- 100.0%..............               $2,057,492,588
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

                                                        THE CONSUMER    THE CONSUMER
                                                        DISCRETIONARY      STAPLES        THE ENERGY     THE FINANCIAL
                                                        SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
                                                          SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND
                                                        -------------   -------------   --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value (Note
    2)................................................  $278,331,183    $860,447,686    $3,437,436,565   $1,563,068,551
  Investments in affiliated issuers, at value (Note
    2)................................................            --              --                --       11,412,253
                                                        ------------    ------------    --------------   --------------
  Total investments...................................   278,331,183     860,447,686     3,437,436,565    1,574,480,804
  Receivable for investments sold.....................            --      41,932,049            14,155          715,168
  Receivable for income related to Select Sector SPDRS
    in-kind transactions..............................            --           1,123                --        5,493,139
  Dividends receivable (Note 2).......................       367,720       2,261,928         1,125,560        1,480,400
  Prepaid expenses....................................         2,296           4,283            10,365            7,405
                                                        ------------    ------------    --------------   --------------
         TOTAL ASSETS.................................   278,701,199     904,647,069     3,438,586,645    1,582,176,916
                                                        ------------    ------------    --------------   --------------

LIABILITIES
  Payable for investments purchased...................            --      42,200,725            20,999        5,447,040
  Payable for income related to Select Sector SPDRS
    redeemed in-kind..................................         8,368             195                --          782,788
  Distribution payable (Note 2).......................       947,406       4,299,005         6,347,958        6,084,989
  Accrued advisory fees (Note 3)......................        19,870          34,932           123,620           52,937
  Accrued trustees fees (Note 3)......................         4,207           7,079            17,389           13,724
  Accrued distribution fees (Note 3)..................        77,235          91,055           180,628          125,368
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3).....................................        27,375          43,152            98,829           56,420
  Accrued expenses and other liabilities..............        59,189         109,919           477,464          163,153
                                                        ------------    ------------    --------------   --------------
         TOTAL LIABILITIES............................     1,143,650      46,786,062         7,266,887       12,726,419
                                                        ------------    ------------    --------------   --------------
         NET ASSETS...................................  $277,557,549    $857,861,007    $3,431,319,758   $1,569,450,497
                                                        ============    ============    ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)............................  $345,319,622    $974,013,634    $3,321,766,382   $1,727,919,242
  Undistributed (distributions in excess of) net
    investment income.................................      (503,476)     (1,177,250)          629,174          580,043
  Accumulated net realized gain (loss) on
    investments.......................................   (26,895,630)   (110,231,294)      (81,884,748)     (48,832,762)
  Net unrealized appreciation (depreciation) on
    investments.......................................   (40,362,967)     (4,744,083)      190,808,950     (110,216,026)
                                                        ------------    ------------    --------------   --------------
      NET ASSETS......................................  $277,557,549    $857,861,007    $3,431,319,758   $1,569,450,497
                                                        ============    ============    ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share........  $      32.46    $      23.28    $        53.65   $        29.50
                                                        ============    ============    ==============   ==============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)..................................     8,550,776      36,852,454        63,954,930       53,210,095
                                                        ============    ============    ==============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers................................  $318,694,150    $865,191,769    $3,246,627,615   $1,672,590,997
  Affiliated issuers..................................            --              --                --       12,105,833
                                                        ------------    ------------    --------------   --------------
  Total cost of investments...........................  $318,694,150    $865,191,769    $3,246,627,615   $1,684,696,830
                                                        ============    ============    ==============   ==============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   --------------   --------------
    $1,621,521,299      $718,720,763    $759,649,186    $1,307,133,722   $2,068,482,703
                --                --              --               --                --
    --------------      ------------    ------------    --------------   --------------
     1,621,521,299       718,720,763     759,649,186    1,307,133,722     2,068,482,703
                --                --      10,663,932               --                --
               498            10,468          18,673               --                --
         1,060,685         1,511,015       1,320,964          396,848         3,935,405
             6,185             4,585           4,519            7,068            10,340
    --------------      ------------    ------------    --------------   --------------
     1,622,588,667       720,246,831     771,657,274    1,307,537,638     2,072,428,448
    --------------      ------------    ------------    --------------   --------------

                --                --      10,019,775               --                --
                --            26,367          60,657            1,364            11,856
         4,906,715         2,685,012       4,180,602               --        14,261,330
            68,753            29,543          32,944           53,232            81,224
            10,979             8,756           9,206           14,380            19,434
           119,103            61,947         105,228          421,688           156,541
            65,909             5,569          41,163           73,527            88,655
           278,015           136,325         122,548           24,949           316,820
    --------------      ------------    ------------    --------------   --------------
         5,449,474         2,953,519      14,572,123          589,140        14,935,860
    --------------      ------------    ------------    --------------   --------------
    $1,617,139,193      $717,293,312    $757,085,151    $1,306,948,498   $2,057,492,588
    ==============      ============    ============    ==============   ==============
     1,643,786,641       793,607,203     859,288,964    2,349,243,956     1,884,240,809
        (1,995,932)        1,404,169       1,330,512        7,178,487         2,629,626
       (37,739,541)      (48,385,306)    (21,514,729)    (643,125,864)      (43,101,986)
        13,088,025       (29,332,754)    (82,019,596)    (406,348,081)      213,724,139
    --------------      ------------    ------------    --------------   --------------
    $1,617,139,193      $717,293,312    $757,085,151    $1,306,948,498   $2,057,492,588
    ==============      ============    ============    ==============   ==============
    $        31.37      $      30.14    $      27.47    $       20.89    $        33.58
    ==============      ============    ============    ==============   ==============
        51,552,328        23,802,412      27,557,578       62,553,274        61,274,840
    ==============      ============    ============    ==============   ==============
    $1,608,433,274      $748,053,517    $841,668,782    $1,713,481,803   $1,854,758,564
                --                --              --               --                --
    --------------      ------------    ------------    --------------   --------------
    $1,608,433,274      $748,053,517    $841,668,782    $1,713,481,803   $1,854,758,564
    ==============      ============    ============    ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                                    THE CONSUMER     THE CONSUMER
                                                    DISCRETIONARY       STAPLES        THE ENERGY      THE FINANCIAL
                                                    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                                      SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
                                                    -------------    -------------    -------------    -------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers (Note
    2)............................................  $  4,098,706      $15,529,796     $ 35,996,457     $ 33,187,772
  Dividend income -- affiliated issuers (Note
    2)............................................            --               --               --          132,484
                                                    ------------      -----------     ------------     ------------
    TOTAL INVESTMENT INCOME.......................     4,098,706       15,529,796       35,996,457       33,320,256
                                                    ------------      -----------     ------------     ------------
EXPENSES
  Administration, custodian and transfer agent
    fees (Note 3).................................       247,940          469,083        1,328,047          823,019
  Distribution fees (Note 3)......................       266,276          519,235        1,562,178          914,228
  License fees (Note 3)...........................       228,237          445,059        1,339,009          783,624
  Advisory fees (Note 3)..........................       190,197          370,882        1,115,841          653,020
  Printing and postage expenses...................        34,961           69,688          196,456          122,477
  Professional fees...............................        12,407           24,366           65,059           45,373
  Trustee fees (Note 3)...........................         9,679           18,314           46,912           33,112
  SEC registration expenses.......................         8,274           16,042           44,470           30,469
  Insurance expenses..............................         3,893            6,420           14,755           12,077
  Miscellaneous expenses..........................         3,463            5,658           14,023           11,056
                                                    ------------      -----------     ------------     ------------
    TOTAL EXPENSES BEFORE WAIVERS.................     1,005,327        1,944,747        5,726,750        3,428,455
                                                    ------------      -----------     ------------     ------------
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).......................       (27,557)         (47,387)        (109,587)         (87,574)
                                                    ------------      -----------     ------------     ------------
  NET EXPENSES....................................       977,770        1,897,360        5,617,163        3,340,881
                                                    ------------      -----------     ------------     ------------
  NET INVESTMENT INCOME (LOSS)....................     3,120,936       13,632,436       30,379,294       29,979,375
                                                    ------------      -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment transactions -- unaffiliated
      issuers.....................................    25,083,023       23,283,174      958,918,444       79,783,088
    Investment transactions -- affiliated
      issuers.....................................            --               --               --          544,994
  Net change in unrealized appreciation
    (depreciation) on:
    Investment transactions -- unaffiliated
      issuers.....................................   (26,372,102)      20,642,582        1,805,506      (50,989,636)
    Investment transactions -- affiliated
      issuers.....................................            --               --               --          668,420
                                                    ------------      -----------     ------------     ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.................................    (1,289,079)      43,925,756      960,723,950       30,006,866
                                                    ------------      -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $  1,831,857      $57,558,192     $991,103,244     $ 59,986,241
                                                    ============      ===========     ============     ============

See accompanying notes to financial statements.

     THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
      SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
        SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
     ---------------   --------------   -------------   --------------   -------------
      $ 19,118,010      $ 13,287,212    $ 17,253,314     $ 29,957,193    $ 62,677,962
                --                --              --               --              --
      ------------      ------------    ------------     ------------    ------------
        19,118,010        13,287,212      17,253,314       29,957,193      62,677,962
      ------------      ------------    ------------     ------------    ------------
           786,626           440,996         485,256          755,913       1,112,525
           918,842           520,368         532,228          811,130       1,224,973
           787,579           446,030         456,195          695,254       1,049,977
           656,316           371,691         380,163          579,378         874,980
           112,899            66,208          63,529           98,625         159,447
            36,255            24,092          23,433           36,642          58,100
            27,748            19,715          19,981           30,701          44,654
            24,952            15,444          14,555           23,108          38,567
             9,208             7,955           8,055           13,157          17,675
             8,267             7,020           7,135           10,761          13,923
      ------------      ------------    ------------     ------------    ------------
         3,368,692         1,919,519       1,990,530        3,054,669       4,594,821
      ------------      ------------    ------------     ------------    ------------
           (63,633)          (49,535)        (51,301)         (84,683)       (118,859)
      ------------      ------------    ------------     ------------    ------------
         3,305,059         1,869,984       1,939,229        2,969,986       4,475,962
      ------------      ------------    ------------     ------------    ------------
        15,812,951        11,417,228      15,314,085       26,987,207      58,202,000
      ------------      ------------    ------------     ------------    ------------
        64,697,018        81,636,087      71,262,875      (37,716,323)    346,145,725
                --                --              --               --              --
        41,718,988       (49,412,568)    (96,836,368)     130,768,525     147,941,700
                --                --              --               --              --
      ------------      ------------    ------------     ------------    ------------
       106,416,006        32,223,519     (25,573,493)      93,052,202     494,087,425
      ------------      ------------    ------------     ------------    ------------
      $122,228,957      $ 43,640,747    $(10,259,408)    $120,039,409    $552,289,425
      ============      ============    ============     ============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           THE CONSUMER DISCRETIONARY       THE CONSUMER STAPLES
                                                             SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                           ---------------------------   ---------------------------
                                                               YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                            9/30/2005      9/30/2004      9/30/2005      9/30/2004
                                                           ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................  $  3,120,936   $  1,912,994   $ 13,632,436   $  7,098,379
  Net realized gain (loss) on investment transactions....    25,083,023     42,913,930     23,283,174     19,286,681
  Net change in unrealized appreciation (depreciation)...   (26,372,102)    (7,458,250)    20,642,582    (15,720,680)
                                                           ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................     1,831,857     37,368,674     57,558,192     10,664,380
                                                           ------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED..............................       330,428        (62,924)       610,871        498,036
                                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (3,425,226)    (1,857,385)   (14,273,310)    (7,556,211)
                                                           ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..................................    24,389,062    (10,204,060)   196,728,348    337,524,591
                                                           ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during period....    23,126,121     25,244,305    240,624,101    341,130,796
  Net assets at beginning of period......................   254,431,428    229,187,123    617,236,906    276,106,110
                                                           ------------   ------------   ------------   ------------
NET ASSETS END OF PERIOD (1).............................  $277,557,549   $254,431,428   $857,861,007   $617,236,906
                                                           ============   ============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income..............................  $   (503,476)  $   (199,186)  $ (1,177,250)  $   (536,376)
                                                           ============   ============   ============   ============

See accompanying notes to financial statements.

              THE ENERGY                      THE FINANCIAL                  THE HEALTH CARE
        SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
    -------------------------------   -----------------------------   -----------------------------
         YEAR             YEAR             YEAR            YEAR            YEAR            YEAR
        ENDED            ENDED            ENDED           ENDED           ENDED           ENDED
      9/30/2005        9/30/2004        9/30/2005       9/30/2004       9/30/2005       9/30/2004
    --------------   --------------   --------------   ------------   --------------   ------------
    $   30,379,294   $   15,478,186   $   29,979,375   $ 17,530,090   $   15,812,951   $  7,300,816
       958,918,444      130,250,163       80,328,082     68,517,561       64,697,018     22,378,865
         1,805,506      211,263,632      (50,321,216)    16,448,557       41,718,988    (35,871,579)
    --------------   --------------   --------------   ------------   --------------   ------------
       991,103,244      356,991,981       59,986,241    102,496,208      122,228,957     (6,191,898)
    --------------   --------------   --------------   ------------   --------------   ------------
        (2,560,918)       1,137,806       (3,023,156)       621,404          790,079        789,572
    --------------   --------------   --------------   ------------   --------------   ------------
       (28,051,204)     (16,759,030)     (26,521,674)   (18,056,916)     (17,026,925)    (7,764,177)
    --------------   --------------   --------------   ------------   --------------   ------------
     1,007,595,496      725,999,641      543,773,323    125,014,183      701,978,785    506,066,489
    --------------   --------------   --------------   ------------   --------------   ------------
     1,968,086,618    1,067,370,398      574,214,734    210,074,879      807,970,896    492,899,986
     1,463,233,140      395,862,742      995,235,763    785,160,884      809,168,297    316,268,311
    --------------   --------------   --------------   ------------   --------------   ------------
    $3,431,319,758   $1,463,233,140   $1,569,450,497   $995,235,763   $1,617,139,193   $809,168,297
    ==============   ==============   ==============   ============   ==============   ============
    $      629,174   $   (1,698,916)  $      580,043   $ (2,189,365)  $   (1,995,932)  $   (781,958)
    ==============   ==============   ==============   ============   ==============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 THE INDUSTRIAL                 THE MATERIALS
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ----------------------------   ---------------------------
                                                              YEAR           YEAR            YEAR           YEAR
                                                             ENDED           ENDED          ENDED          ENDED
                                                           9/30/2005       9/30/2004      9/30/2005      9/30/2004
                                                          ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $ 11,417,228   $   8,211,266   $ 15,314,085   $ 12,820,628
  Net realized gain (loss) on investment transactions...    81,636,087     102,464,088     71,262,875     74,329,106
  Net change in unrealized appreciation
    (depreciation)......................................   (49,412,568)      4,855,058    (96,836,368)    41,231,830
                                                          ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    43,640,747     115,530,412    (10,259,408)   128,381,564
                                                          ------------   -------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................      (300,110)       (458,904)      (607,629)      (714,818)
                                                          ------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (10,702,142)     (7,800,750)   (14,453,044)   (11,929,682)
                                                          ------------   -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................   104,597,348    (107,505,461)   122,720,143     96,875,528
                                                          ------------   -------------   ------------   ------------
  Net increase (decrease) in net assets during period...   137,235,843        (234,703)    97,400,062    212,612,592
  Net assets at beginning of period.....................   580,057,469     580,292,172    659,685,089    447,072,497
                                                          ------------   -------------   ------------   ------------
NET ASSETS END OF PERIOD (1)............................  $717,293,312   $ 580,057,469   $757,085,151   $659,685,089
                                                          ============   =============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $  1,404,169   $     689,083   $  1,330,512   $    469,471
                                                          ============   =============   ============   ============

See accompanying notes to financial statements.

             THE TECHNOLOGY                     THE UTILITIES
         SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
     -------------------------------   -------------------------------
          YEAR             YEAR             YEAR             YEAR
         ENDED            ENDED            ENDED            ENDED
       9/30/2005        9/30/2004        9/30/2005        9/30/2004
     --------------   --------------   --------------   --------------
     $   26,987,207   $    6,966,312   $   58,202,000   $   44,505,016
        (37,716,323)      24,864,297      346,145,725      198,653,052
        130,768,525       27,586,411      147,941,700      (28,858,996)
     --------------   --------------   --------------   --------------
        120,039,409       59,417,020      552,289,425      214,299,072
     --------------   --------------   --------------   --------------
             74,790          689,027       (1,343,515)      (2,300,994)
     --------------   --------------   --------------   --------------
        (24,329,900)      (7,553,916)     (56,356,861)     (41,107,105)
     --------------   --------------   --------------   --------------
        274,972,439     (178,658,088)     292,787,437      (82,715,149)
     --------------   --------------   --------------   --------------
        370,756,738     (126,105,957)     787,376,486       88,175,824
        936,191,760    1,062,297,717    1,270,116,102    1,181,940,278
     --------------   --------------   --------------   --------------
     $1,306,948,498   $  936,191,760   $2,057,492,588   $1,270,116,102
     ==============   ==============   ==============   ==============
     $    7,178,487   $    4,521,180   $    2,629,626   $      784,487
     ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                  THE CONSUMER DISCRETIONARY
                                                                   SELECT SECTOR SPDR FUND
                                                      YEAR         YEAR       YEAR       YEAR       YEAR
                                                     ENDED        ENDED      ENDED      ENDED      ENDED
                                                    09/30/05     09/30/04   09/30/03   09/30/02   09/30/01
                                                    --------     --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  31.22     $  27.61   $  22.73   $  23.08   $  24.89
                                                    --------     --------   --------   --------   --------
Net investment income (loss)......................      0.27(1)      0.24       0.18       0.14       0.23
Net realized and unrealized gain (loss) (2).......      1.19         3.59       4.84      (0.36)     (1.80)
                                                    --------     --------   --------   --------   --------
Total from investment operations..................      1.46         3.83       5.02      (0.22)     (1.57)
                                                    --------     --------   --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed..............      0.04        (0.01)      0.02       0.03         --
                                                    --------     --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................     (0.26)       (0.21)     (0.16)     (0.16)     (0.24)
Net realized gain.................................        --           --         --         --         --
                                                    --------     --------   --------   --------   --------
Total distributions to shareholders...............     (0.26)       (0.21)     (0.16)     (0.16)     (0.24)
                                                    --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................  $  32.46     $  31.22   $  27.61   $  22.73   $  23.08
                                                    ========     ========   ========   ========   ========
TOTAL RETURN (3)..................................      4.82%       13.83%     22.27%     (0.93)%    (6.46)%
                                                    ========     ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............  $277,558     $254,431   $229,187   $113,635   $106,175
Ratio of expenses to average net assets...........      0.26%        0.28%      0.28%      0.27%      0.27%
Ratio of expenses to average net assets before
  waivers.........................................      0.26%        0.30%      0.31%      0.31%      0.32%
Ratio of net investment income (loss) to average
  net assets......................................      0.82%        0.69%      0.66%      0.57%      0.89%
Portfolio turnover rate (4).......................     18.03%        2.61%     28.68%     42.34%      4.71%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                    THE CONSUMER STAPLES
                                                                   SELECT SECTOR SPDR FUND
                                                      YEAR        YEAR       YEAR       YEAR       YEAR
                                                     ENDED       ENDED      ENDED      ENDED      ENDED
                                                    09/30/05    09/30/04   09/30/03   09/30/02   09/30/01
                                                    --------    --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  21.66    $  20.30   $  19.83   $  25.10   $  25.02
                                                    --------    --------   --------   --------   --------
Net investment income (loss)......................      0.42(1)     0.34       0.34       0.43       0.27
Net realized and unrealized gain (loss) (2).......      1.60        1.35       0.50      (5.29)      0.09
                                                    --------    --------   --------   --------   --------
Total from investment operations..................      2.02        1.69       0.84      (4.86)      0.36
                                                    --------    --------   --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed..............      0.02        0.02         --      (0.04)      0.03
                                                    --------    --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................     (0.42)      (0.35)     (0.37)     (0.37)     (0.31)
Net realized gain.................................        --          --         --         --         --
                                                    --------    --------   --------   --------   --------
Total distributions to shareholders...............     (0.42)      (0.35)     (0.37)     (0.37)     (0.31)
                                                    --------    --------   --------   --------   --------
NET ASSETS VALUE, END OF PERIOD...................  $  23.28    $  21.66   $  20.30   $  19.83   $  25.10
                                                    ========    ========   ========   ========   ========
TOTAL RETURN (3)..................................      9.44%       8.38%      4.31%    (19.68)%     1.53%
                                                    ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............  $857,861    $617,237   $276,106   $205,270   $368,956
Ratio of expenses to average net assets...........      0.26%       0.27%      0.27%      0.28%      0.28%
Ratio of expenses to average net assets before
  waivers.........................................      0.26%       0.30%      0.30%      0.32%      0.33%
Ratio of net investment income (loss) to average
  net assets......................................      1.84%       1.62%      1.87%      1.48%      1.21%
Portfolio turnover rate (4).......................     24.17%       2.84%     37.16%     59.68%      6.42%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                         THE ENERGY
                                                                  SELECT SECTOR SPDR FUND
                                                    YEAR          YEAR         YEAR       YEAR       YEAR
                                                   ENDED         ENDED        ENDED      ENDED      ENDED
                                                  09/30/05      09/30/04     09/30/03   09/30/02   09/30/01
                                                 ----------    ----------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $    35.00    $    23.99    $  21.14   $  25.90   $  32.81
                                                 ----------    ----------    --------   --------   --------
Net investment income (loss)...................        0.58(1)       0.51(1)     0.50       0.43       0.45
Net realized and unrealized gain (loss) (2)....       18.67         10.98        2.83      (4.73)     (6.90)
                                                 ----------    ----------    --------   --------   --------
Total from investment operations...............       19.25         11.49        3.33      (4.30)     (6.45)
                                                 ----------    ----------    --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed...........       (0.04)         0.03       (0.01)      0.01       0.02
                                                 ----------    ----------    --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................       (0.56)        (0.51)      (0.47)     (0.47)     (0.48)
Net realized gain..............................          --            --          --         --         --
                                                 ----------    ----------    --------   --------   --------
Total distributions to shareholders............       (0.56)        (0.51)      (0.47)     (0.47)     (0.48)
                                                 ----------    ----------    --------   --------   --------
NET ASSETS VALUE, END OF PERIOD................  $    53.65    $    35.00    $  23.99   $  21.14   $  25.90
                                                 ==========    ==========    ========   ========   ========
TOTAL RETURN (3)...............................       55.29%        48.27%      15.87%    (16.72)%   (19.81)%
                                                 ==========    ==========    ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........  $3,431,320    $1,463,233    $395,863   $239,941   $244,739
Ratio of expenses to average net assets........        0.25%         0.27%       0.28%      0.27%      0.28%
Ratio of expenses to average net assets before
  waivers......................................        0.26%         0.30%       0.31%      0.31%      0.33%
Ratio of net investment income (loss) to
  average net assets...........................        1.36%         1.70%       2.06%      1.82%      1.56%
Portfolio turnover rate (4)....................       10.32%         9.70%       6.72%     38.55%     17.36%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE FINANCIAL
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR         YEAR       YEAR        YEAR       YEAR
                                                    ENDED        ENDED      ENDED       ENDED      ENDED
                                                   09/30/05     09/30/04   09/30/03    09/30/02   09/30/01
                                                  ----------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $    28.51    $  25.41   $  20.66    $  24.70   $  28.96
                                                  ----------    --------   --------    --------   --------
Net investment income (loss)....................        0.67(1)     0.58       0.49(1)     0.49       0.41
Net realized and unrealized gain (loss) (2).....        1.07        3.10       4.75       (4.03)     (4.27)
                                                  ----------    --------   --------    --------   --------
Total from investment operations................        1.74        3.68       5.24       (3.54)     (3.86)
                                                  ----------    --------   --------    --------   --------
Undistributed net investment income included in
  price of units issued and redeemed............       (0.06)       0.02         --       (0.07)     (0.01)
                                                  ----------    --------   --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................       (0.69)      (0.60)     (0.49)      (0.43)     (0.39)
Net realized gain...............................          --          --         --          --         --
                                                  ----------    --------   --------    --------   --------
Total distributions to shareholders.............       (0.69)      (0.60)     (0.49)      (0.43)     (0.39)
                                                  ----------    --------   --------    --------   --------
NET ASSETS VALUE, END OF PERIOD.................  $    29.50    $  28.51   $  25.41    $  20.66   $  24.70
                                                  ==========    ========   ========    ========   ========
TOTAL RETURN (3)................................        5.88%      14.62%     25.45%     (14.87)%   (13.50)%
                                                  ==========    ========   ========    ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $1,569,450    $995,236   $785,161    $400,857   $612,568
Ratio of expenses to average net assets.........        0.26%       0.26%      0.28%       0.27%      0.27%
Ratio of expenses to average net assets before
  waivers.......................................        0.26%       0.30%      0.32%       0.31%      0.32%
Ratio of net investment income (loss) to average
  net assets....................................        2.30%       2.14%      2.09%       1.70%      1.43%
Portfolio turnover rate (4).....................        9.34%       8.67%      5.90%      10.58%      8.77%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE HEALTH CARE
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR         YEAR       YEAR       YEAR       YEAR
                                                    ENDED        ENDED      ENDED      ENDED      ENDED
                                                   09/30/05     09/30/04   09/30/03   09/30/02   09/30/01
                                                  ----------    --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $    28.80    $  27.86   $  25.36   $  23.55   $  29.06
                                                  ----------    --------   --------   --------   --------
Net investment income (loss)....................        0.37(1)     0.36       0.32       0.14       0.07
Net realized and unrealized gain (loss) (2).....        2.57        0.90       2.49       1.82      (5.49)
                                                  ----------    --------   --------   --------   --------
Total from investment operations................        2.94        1.26       2.81       1.96      (5.42)
                                                  ----------    --------   --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed............        0.02        0.03       0.03         --         --
                                                  ----------    --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................       (0.39)      (0.35)     (0.34)     (0.15)     (0.08)
Net realized gain...............................          --          --         --         --      (0.01)
                                                  ----------    --------   --------   --------   --------
Total distributions to shareholders.............       (0.39)      (0.35)     (0.34)     (0.15)     (0.09)
                                                  ----------    --------   --------   --------   --------
NET ASSETS VALUE, END OF PERIOD.................  $    31.37    $  28.80   $  27.86   $  25.36   $  23.55
                                                  ==========    ========   ========   ========   ========
TOTAL RETURN (3)................................       10.32%       4.57%     11.22%      8.27%    (18.71)%
                                                  ==========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $1,617,139    $809,168   $316,268   $110,337   $114,228
Ratio of expenses to average net assets.........        0.25%       0.27%      0.28%      0.28%      0.28%
Ratio of expenses to average net assets before
  waivers.......................................        0.26%       0.30%      0.31%      0.32%      0.33%
Ratio of net investment income (loss) to average
  net assets....................................        1.20%       1.20%      1.21%      0.49%      0.26%
Portfolio turnover rate (4).....................        3.48%       7.15%      6.00%    102.64%     27.99%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                            THE INDUSTRIAL
                                                                       SELECT SECTOR SPDR FUND
                                                     YEAR          YEAR          YEAR          YEAR          YEAR
                                                    ENDED         ENDED         ENDED         ENDED         ENDED
                                                   09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                                   --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  28.36      $  23.26      $  19.50      $ 23.60       $ 30.30
                                                   --------      --------      --------      -------       -------
Net investment income (loss).....................      0.46(1)       0.38(1)       0.35(1)      0.39          0.30
Net realized and unrealized gain (loss) (2)......      1.79          5.12          3.70        (4.11)        (6.66)
                                                   --------      --------      --------      -------       -------
Total from investment operations.................      2.25          5.50          4.05        (3.72)        (6.36)
                                                   --------      --------      --------      -------       -------
Undistributed net investment income included in
  price of units issued and redeemed.............     (0.01)        (0.02)         0.04        (0.06)         0.02
                                                   --------      --------      --------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................     (0.46)        (0.38)        (0.33)       (0.32)        (0.36)
Net realized gain................................        --            --            --           --            --
                                                   --------      --------      --------      -------       -------
Total distributions to shareholders..............     (0.46)        (0.38)        (0.33)       (0.32)        (0.36)
                                                   --------      --------      --------      -------       -------
NET ASSETS VALUE, END OF PERIOD..................  $  30.14      $  28.36      $  23.26      $ 19.50       $ 23.60
                                                   ========      ========      ========      =======       =======
TOTAL RETURN (3).................................      7.87%        23.64%        21.07%      (16.24)%      (21.10)%
                                                   ========      ========      ========      =======       =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $717,293      $580,057      $580,292      $86,781       $67,265
Ratio of expenses to average net assets..........      0.25%         0.28%         0.27%        0.28%         0.28%
Ratio of expenses to average net assets before
  waivers........................................      0.26%         0.30%         0.30%        0.31%         0.33%
Ratio of net investment income (loss) to average
  net assets.....................................      1.54%         1.44%         1.59%        1.26%         1.25%
Portfolio turnover rate (4)......................      6.20%         2.98%        14.85%       57.63%         7.14%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                           THE MATERIALS
                                                                      SELECT SECTOR SPDR FUND
                                                    YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                  09/30/05      09/30/04      09/30/03      09/30/02      09/30/01
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  27.54      $  21.86      $  17.74      $  19.33      $ 18.03
                                                  --------      --------      --------      --------      -------
Net investment income (loss)....................      0.58(1)       0.50(1)       0.44          0.43         0.36
Net realized and unrealized gain (loss) (2).....     (0.06)         5.70          4.10         (1.60)        1.86
                                                  --------      --------      --------      --------      -------
Total from investment operations................      0.52          6.20          4.54         (1.17)        2.22
                                                  --------      --------      --------      --------      -------
Undistributed net investment income included in
  price of units issued and redeemed............     (0.02)        (0.03)         0.05          0.02         0.02
                                                  --------      --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................     (0.57)        (0.49)        (0.47)        (0.44)       (0.43)
Net realized gain...............................        --            --            --            --        (0.51)
                                                  --------      --------      --------      --------      -------
Total distributions to shareholders.............     (0.57)        (0.49)        (0.47)        (0.44)       (0.94)
                                                  --------      --------      --------      --------      -------
NET ASSETS VALUE, END OF PERIOD.................  $  27.47      $  27.54      $  21.86      $  17.74      $ 19.33
                                                  ========      ========      ========      ========      =======
Total return (3)................................      1.78%        28.35%        26.04%        (6.27)%      12.08%
                                                  ========      ========      ========      ========      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $757,085      $659,685      $447,072      $159,645      $99,541
Ratio of expenses to average net assets.........      0.26%         0.27%         0.27%         0.28%        0.27%
Ratio of expenses to average net assets before
  waivers.......................................      0.26%         0.30%         0.30%         0.31%        0.32%
Ratio of net investment income (loss) to average
  net assets....................................      2.01%         1.96%         2.39%         1.96%        2.12%
Portfolio turnover rate (4).....................     16.06%         3.47%         3.94%        27.79%        5.59%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                          THE TECHNOLOGY
                                                                     SELECT SECTOR SPDR FUND
                                                  YEAR           YEAR           YEAR           YEAR          YEAR
                                                 ENDED          ENDED          ENDED          ENDED         ENDED
                                                09/30/05       09/30/04       09/30/03       09/30/02      09/30/01
                                               ----------      --------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    19.10      $  18.25      $    11.84      $  19.18      $  46.44
                                               ----------      --------      ----------      --------      --------
Net investment income (loss)(1)..............        0.47(5)       0.13            0.10          0.02         (0.01)
Net realized and unrealized gain (loss)
  (2)........................................        1.74          0.85            6.36         (7.34)       (27.18)
                                               ----------      --------      ----------      --------      --------
Total from investment operations.............        2.21          0.98            6.46         (7.32)       (27.19)
                                               ----------      --------      ----------      --------      --------
Undistributed net investment income included
  in price of units issued and redeemed......        0.00(6)       0.01           (0.01)        (0.02)        (0.07)
                                               ----------      --------      ----------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................       (0.42)        (0.14)          (0.04)           --            --
Net realized gain............................          --            --              --            --            --
                                               ----------      --------      ----------      --------      --------
Total distributions to shareholders..........       (0.42)        (0.14)          (0.04)           --            --
                                               ----------      --------      ----------      --------      --------
NET ASSETS VALUE, END OF PERIOD..............  $    20.89      $  19.10      $    18.25      $  11.84      $  19.18
                                               ==========      ========      ==========      ========      ========
TOTAL RETURN (3).............................       11.65%         5.37%          54.66%       (38.28)%      (58.71)%
                                               ==========      ========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........  $1,306,948      $936,192      $1,062,298      $632,588      $897,427
Ratio of expenses to average net assets......        0.26%         0.26%           0.28%         0.27%         0.28%
Ratio of expenses to average net assets
  before waivers.............................        0.26%         0.30%           0.32%         0.30%         0.33%
Ratio of net investment income (loss) to
  average net assets.........................        2.33%         0.68%           0.65%         0.12%        (0.05)%
Portfolio turnover rate (4)..................        8.33%         2.87%           9.86%        17.92%        10.85%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                          THE UTILITIES
                                                                     SELECT SECTOR SPDR FUND
                                                 YEAR            YEAR            YEAR           YEAR          YEAR
                                                ENDED           ENDED           ENDED          ENDED         ENDED
                                               09/30/05        09/30/04        09/30/03       09/30/02      09/30/01
                                              ----------      ----------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $    25.10      $    21.79      $    18.57      $  29.35      $  32.24
                                              ----------      ----------      ----------      --------      --------
Net investment income (loss)................        0.98(1)         0.85(1)         0.81          0.89          0.70
Net realized and unrealized gain (loss)
  (2).......................................        8.50            3.33            3.16        (10.82)        (2.48)
                                              ----------      ----------      ----------      --------      --------
Total from investment operations............        9.48            4.18            3.97         (9.93)        (1.78)
                                              ----------      ----------      ----------      --------      --------
Undistributed net investment income included
  in price of units issued and redeemed.....       (0.02)          (0.05)           0.06          0.06          0.04
                                              ----------      ----------      ----------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (0.98)          (0.82)          (0.81)        (0.91)        (0.90)
Net realized gain...........................          --              --              --            --         (0.25)
                                              ----------      ----------      ----------      --------      --------
Total distributions to shareholders.........       (0.98)          (0.82)          (0.81)        (0.91)        (1.15)
                                              ----------      ----------      ----------      --------      --------
NET ASSETS VALUE, END OF PERIOD.............  $    33.58      $    25.10      $    21.79      $  18.57      $  29.35
                                              ==========      ==========      ==========      ========      ========
TOTAL RETURN (3)............................       38.18%          19.13%          22.16%       (34.15)%       (5.53)%
                                              ==========      ==========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........  $2,057,493      $1,270,116      $1,181,940      $139,244      $110,068
Ratio of expenses to average net assets.....        0.26%           0.27%           0.27%         0.27%         0.29%
Ratio of expenses to average net assets
  before waivers............................        0.26%           0.30%           0.31%         0.30%         0.34%
Ratio of net investment income (loss) to
  average net assets........................        3.33%           3.64%           4.02%         3.60%         2.87%
Portfolio turnover rate (4).................        4.40%           9.67%           5.70%        56.89%        11.79%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.31 per share.

(6) Less than $0.005 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EQUALIZATION -- (CONTINUED)

result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

Each Fund has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, losses deferred due to wash sales and post-October losses. At September 30, 2005, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                              2008         2009           2010           2011           2012          2013
---------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                         $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233   $  997,052
Consumer Staples Select Sector SPDR Fund           32,935     5,361,967      1,125,600     54,107,397     23,758,907      799,804
Energy Select Sector SPDR Fund                    748,469       615,827      6,697,642     65,879,072      6,684,065      821,860
Financial Select Sector SPDR Fund                 310,711     3,419,828      3,115,309     19,148,460      8,078,713    4,176,362
Health Care Select Sector SPDR Fund                    --     1,393,723      2,876,921     17,808,907      1,306,855    6,333,060
Industrial Select Sector SPDR Fund                     --     5,365,360        617,211     29,450,669      6,331,812    1,389,592
Materials Select Sector SPDR Fund                      --     1,158,053      3,739,320      6,349,204      2,359,563    1,867,693
Technology Select Sector SPDR Fund              1,441,975    13,684,462    110,778,244    305,114,554    123,285,364    9,613,457
Utilities Select Sector SPDR Fund                      --     2,084,663        419,927     20,355,853     15,559,181      400,327

During the fiscal period ended September 30, 2005, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 34,314,145
Consumer Staples Select Sector SPDR Fund                         50,131,915
Energy Select Sector SPDR Fund                                  956,200,986
Financial Select Sector SPDR Fund                                96,486,366
Health Care Select Sector SPDR Fund                              73,135,237
Industrial Select Sector SPDR Fund                               86,975,886
Materials Select Sector SPDR Fund                                86,035,385
Technology Select Sector SPDR Fund                               40,406,943
Utilities Select Sector SPDR Fund                               350,500,601

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2004 through September 30, 2005 which have been deferred for tax purposes until fiscal year 2006:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 7,404,654
Consumer Staples Select Sector SPDR Fund                         23,679,427
Energy Select Sector SPDR Fund                                       50,406
Financial Select Sector SPDR Fund                                 9,290,055
Health Care Select Sector SPDR Fund                               6,529,537
Industrial Select Sector SPDR Fund                                4,968,985
Materials Select Sector SPDR Fund                                 3,614,983
Technology Select Sector SPDR Fund                               52,406,580
Utilities Select Sector SPDR Fund                                 2,962,529

For the year ended September 30, 2005, there were no differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2005, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 3,425,226          $--
Consumer Staples Select Sector SPDR Fund                         14,273,310          --
Energy Select Sector SPDR Fund                                   28,051,204          --
Financial Select Sector SPDR Fund                                26,521,674          --
Health Care Select Sector SPDR Fund                              17,026,925          --
Industrial Select Sector SPDR Fund                               10,702,142          --
Materials Select Sector SPDR Fund                                14,453,044          --
Technology Select Sector SPDR Fund                               24,329,900          --
Utilities Select Sector SPDR Fund                                56,356,861          --

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 1,857,385          $--
Consumer Staples Select Sector SPDR Fund                          7,556,211          --
Energy Select Sector SPDR Fund                                   16,759,030          --
Financial Select Sector SPDR Fund                                18,056,916          --
Health Care Select Sector SPDR Fund                               7,764,177          --
Industrial Select Sector SPDR Fund                                7,800,750          --
Materials Select Sector SPDR Fund                                11,929,682          --
Technology Select Sector SPDR Fund                                7,553,916          --
Utilities Select Sector SPDR Fund                                41,107,105          --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

As of September 30, 2005 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                UNDISTRIBUTED
                                                               UNDISTRIBUTED      LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
---------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $   443,930          $--
Consumer Staples Select Sector SPDR Fund                          3,121,755          --
Energy Select Sector SPDR Fund                                    6,977,132          --
Financial Select Sector SPDR Fund                                 6,636,679          --
Health Care Select Sector SPDR Fund                               2,910,783          --
Industrial Select Sector SPDR Fund                                4,089,181          --
Materials Select Sector SPDR Fund                                 5,511,114          --
Technology Select Sector SPDR Fund                                7,178,487          --
Utilities Select Sector SPDR Fund                                16,890,956          --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2005 the Trust had no open repurchase agreements.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISOR FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

Prior to April 1, 2005, The Trust paid each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. Independent Trustees who served on the Trust's Audit Committee ("Committee Members") also received $1,000 per committee meeting attended except for the Chairman of the Committee who received $1,500 per committee meeting attended. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of: (a) a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.03% of average daily net assets on the remainder of net assets.

Prior to January 1, 2005, the unitary fee was equal to the greater of: (a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund was added):
(ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund was added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund was added. Also prior to January 1, 2005, pursuant to a voluntary fee waiver, State Street had agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continued to waive the minimum fee. State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from October 1, 2004 to December 31, 2004 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 27,557
Consumer Staples Select Sector SPDR Fund                          47,387
Energy Select Sector SPDR Fund                                   109,587
Financial Select Sector SPDR Fund                                 87,574
Health Care Select Sector SPDR Fund                               63,633
Industrial Select Sector SPDR Fund                                49,535
Materials Select Sector SPDR Fund                                 51,301
Technology Select Sector SPDR Fund                                84,683
Utilities Select Sector SPDR Fund                                118,859

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DISTRIBUTOR -- (CONTINUED)

The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February 2007.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street Bank and the Advisor. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the Select Sector Index. The market value of these investments at September 30, 2005 is listed in the Schedule of Investments.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           25,800,000    $ 866,278,389
Dividend reinvestment SPDRs
  issued                                    485           16,097
SPDRs redeemed                      (25,400,000)    (841,574,996)
Net income equalization                      --         (330,428)
                                    -----------    -------------
Net increase                            400,485    $  24,389,062
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   -----------------------------
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,550,000    $ 320,924,807
Dividend reinvestment SPDRs
  issued                                    288            8,929
SPDRs redeemed                      (10,700,000)    (331,200,720)
Net income equalization                      --           62,924
                                    -----------    -------------
Net decrease                           (149,712)   $ (10,204,060)
                                    ===========    =============

CONSUMER STAPLES SELECT SECTOR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           35,300,000    $ 814,612,088
Dividend reinvestment SPDRs
  issued                                  1,445           32,960
SPDRs redeemed                      (26,950,000)    (617,305,829)
Net income equalization                      --         (610,871)
                                    -----------    -------------
Net increase                          8,351,445    $ 196,728,348
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          24,200,000     $ 544,286,558
Dividend reinvestment SPDRs
  issued                                   686            15,262
SPDRs redeemed                      (9,300,000)     (206,279,193)
Net income equalization                     --          (498,036)
                                    ----------     -------------
Net increase                        14,900,686     $ 337,524,591
                                    ==========     =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ENERGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        356,050,000    $ 15,610,537,935
Dividend reinvestment SPDRs
  issued                                3,026             122,420
SPDRs redeemed                   (333,900,000)    (14,605,625,777)
Net income equalization                    --           2,560,918
                                 ------------    ----------------
Net increase                       22,153,026    $  1,007,595,496
                                 ============    ================

                                             YEAR ENDED
                                         SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           56,100,000    $1,657,340,364
Dividend reinvestment SPDRs
  issued                                  1,650            50,125
SPDRs redeemed                      (30,800,000)     (930,253,042)
Net income equalization                      --        (1,137,806)
                                    -----------    --------------
Net increase                         25,301,650    $  725,999,641
                                    ===========    ==============

FINANCIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         238,150,000    $ 6,979,644,387
Dividend reinvestment SPDRs
  issued                                 2,787             81,467
SPDRs redeemed                    (219,850,000)    (6,438,975,687)
Net income equalization                     --          3,023,156
                                  ------------    ---------------
Net increase                        18,302,787    $   543,773,323
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         103,000,000    $ 2,925,480,945
Dividend reinvestment SPDRs
  issued                                 2,127             59,810
SPDRs redeemed                     (99,000,000)    (2,799,905,168)
Net income equalization                     --           (621,404)
                                   -----------    ---------------
Net increase                         4,002,127    $   125,014,183
                                   ===========    ===============

HEALTH CARE SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2005
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           40,200,000    $1,219,289,873
Dividend reinvestment SPDRs
  issued                                  1,441            43,227
SPDRs redeemed                      (16,750,000)     (516,564,236)
Net income equalization                      --          (790,079)
                                    -----------    --------------
Net increase                         23,451,441    $  701,978,785
                                    ===========    ==============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2004
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                           22,050,000     $664,650,442
Dividend reinvestment SPDRs issued          865           25,571
SPDRs redeemed                       (5,300,000)    (157,819,952)
Net income equalization                      --         (789,572)
                                     ----------     ------------
Net increase                         16,750,865     $506,066,489
                                     ==========     ============

INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          48,700,000    $ 1,455,566,972
Dividend reinvestment SPDRs
  issued                                 1,879             56,023
SPDRs redeemed                     (45,350,000)    (1,351,325,757)
Net income equalization                     --            300,110
                                   -----------    ---------------
Net increase                         3,351,879    $   104,597,348
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,850,000    $ 485,538,006
Dividend reinvestment SPDRs
  issued                                    527           14,171
SPDRs redeemed                      (22,350,000)    (593,516,542)
Net income equalization                      --          458,904
                                    -----------    -------------
Net decrease                         (4,499,473)   $(107,505,461)
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MATERIALS SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          64,600,000    $ 1,851,585,376
Dividend reinvestment SPDRs
  issued                                 4,417            124,622
SPDRs redeemed                     (61,000,000)    (1,729,597,484)
Net income equalization                     --            607,629
                                   -----------    ---------------
Net increase                         3,604,417    $   122,720,143
                                   ===========    ===============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           40,800,000    $1,037,403,227
Dividend reinvestment SPDRs
  issued                                  3,139            80,364
SPDRs redeemed                      (37,300,000)     (941,322,881)
Net income equalization                      --           714,818
                                    -----------    --------------
Net increase                          3,503,139    $   96,875,528
                                    ===========    ==============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           32,350,000    $ 657,059,697
Dividend reinvestment SPDRs
  issued                                    389            7,757
SPDRs redeemed                      (18,800,000)    (382,020,225)
Net income equalization                      --          (74,790)
                                    -----------    -------------
Net increase                         13,550,389    $ 274,972,439
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           13,350,000    $ 272,413,883
Dividend reinvestment SPDRs
  issued                                  1,801           38,247
SPDRs redeemed                      (22,550,000)    (450,421,191)
Net income equalization                      --         (689,027)
                                    -----------    -------------
Net decrease                         (9,198,199)   $(178,658,088)
                                    ===========    =============

UTILITIES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          86,750,000    $ 2,554,145,371
Dividend reinvestment SPDRs
  issued                                12,940            374,948
SPDRs redeemed                     (76,100,000)    (2,263,076,397)
Net income equalization                     --          1,343,515
                                   -----------    ---------------
Net increase                        10,662,940    $   292,787,437
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          41,300,000    $   986,689,902
Dividend reinvestment SPDRs
  issued                                11,398            270,223
SPDRs redeemed                     (44,950,000)    (1,071,976,268)
Net income equalization                     --          2,300,994
                                   -----------    ---------------
Net decrease                        (3,638,602)   $   (82,715,149)
                                   ===========    ===============

Except under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2005 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  319,073,378   $     36,473   $ 40,778,668   $ (40,742,195)
Consumer Staples Select Sector SPDR Fund                   866,557,024     40,090,453     46,199,791      (6,109,338)
Energy Select Sector SPDR Fund                           3,247,015,023    193,006,756      2,585,214     190,421,542
Financial Select Sector SPDR Fund                        1,685,961,800     10,701,572    122,182,568    (111,480,996)
Health Care Select Sector SPDR Fund                      1,609,923,812    131,451,990    119,854,503      11,597,487
Industrial Select Sector SPDR Fund                         748,315,194     16,808,674     46,403,105     (29,594,431)
Materials Select Sector SPDR Fund                          844,094,695     14,907,308     99,352,817     (84,445,509)
Technology Select Sector SPDR Fund                       1,740,283,032     47,575,622    480,724,932    (433,149,310)
Utilities Select Sector SPDR Fund                        1,856,078,069    221,651,458      9,246,824     212,404,634

6.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  853,950,018    $  829,602,277
Consumer Staples Select Sector SPDR Fund                         785,934,001       589,317,442
Energy Select Sector SPDR Fund                                 9,651,256,797     8,627,895,743
Financial Select Sector SPDR Fund                              5,209,018,942     4,701,197,984
Health Care Select Sector SPDR Fund                            1,141,034,645       439,353,887
Industrial Select Sector SPDR Fund                             1,322,503,332     1,218,033,618
Materials Select Sector SPDR Fund                              1,619,340,624     1,496,611,020
Technology Select Sector SPDR Fund                               623,120,674       347,469,470
Utilities Select Sector SPDR Fund                              2,217,715,716     1,927,801,077

For the period ended September 30, 2005, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 65,641,393    $ 64,058,904
Consumer Staples Select Sector SPDR Fund                       177,919,944     177,789,579
Energy Select Sector SPDR Fund                                 276,660,199     230,384,120
Financial Select Sector SPDR Fund                              153,420,631     117,566,855
Health Care Select Sector SPDR Fund                             47,363,096      45,728,558
Industrial Select Sector SPDR Fund                              44,838,454      45,275,617
Materials Select Sector SPDR Fund                              119,404,436     119,822,947
Technology Select Sector SPDR Fund                             100,853,796      95,870,351
Utilities Select Sector SPDR Fund                               77,114,961      80,263,426

For the period ended September 30, 2005, there were no brokerage commissions on investment transactions paid to State Street Corporation.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2005

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2005 and held for the six-months ended September 30, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, which may include creation and redemption fees or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                               4/01/05           9/30/05       4/01/05 TO 9/30/05
                                                          -----------------   --------------   -------------------
ACTUAL
  Consumer Discretionary Select Sector SPDR Fund........       $1,000           $  980.31             $1.24
  Consumer Staples Select Sector SPDR Fund..............       $1,000           $1,020.15             $1.32
  Energy Select Sector SPDR Fund........................       $1,000           $1,259.14             $1.47
  Financial Select Sector SPDR Fund.....................       $1,000           $1,049.43             $1.34
  Health Care Select Sector SPDR Fund...................       $1,000           $1,056.41             $1.29
  Industrial Select Sector SPDR Fund....................       $1,000           $  997.26             $1.25
  Materials Select Sector SPDR Fund.....................       $1,000           $  920.61             $1.20
  Technology Select Sector SPDR Fund....................       $1,000           $1,069.69             $1.30
  Utilities Select Sector SPDR Fund.....................       $1,000           $1,170.20             $1.41

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                               4/01/05           9/30/05       4/01/05 TO 9/30/05
                                                          -----------------   --------------   -------------------
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  Consumer Discretionary Select Sector SPDR Fund........       $1,000           $1,023.82             $1.27
  Consumer Staples Select Sector SPDR Fund..............       $1,000           $1,023.76             $1.32
  Energy Select Sector SPDR Fund........................       $1,000           $1,023.76             $1.32
  Financial Select Sector SPDR Fund.....................       $1,000           $1,023.76             $1.32
  Health Care Select Sector SPDR Fund...................       $1,000           $1,023.82             $1.27
  Industrial Select Sector SPDR Fund....................       $1,000           $1,023.82             $1.27
  Materials Select Sector SPDR Fund.....................       $1,000           $1,023.82             $1.27
  Technology Select Sector SPDR Fund....................       $1,000           $1,023.82             $1.27
  Utilities Select Sector SPDR Fund.....................       $1,000           $1,023.76             $1.32

* Expenses are equal to the Fund's annualized net expense ratio of 0.25%, 0.26%, 0.26%, 0.26%, 0.25%, 0.25%, 0.25%, 0.25% and 0.26%, respectively, multiplied by the average account value of the period, multiplied by 183/365.

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2005.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                               PERCENTAGE
                                                               ----------
Consumer Discretionary Select Sector SPDR Fund..............     100.00%
Consumer Staples Select Sector SPDR Fund....................     100.00
Energy Select Sector SPDR Fund..............................     100.00
Financial Select Sector SPDR Fund...........................      97.33
Health Care Select Sector SPDR Fund.........................     100.00
Industrials Select Sector SPDR Fund.........................     100.00
Materials Select Sector SPDR Fund...........................     100.00
Technology Select Sector SPDR Fund..........................     100.00
Utilities Select Sector SPDR Fund...........................     100.00

For the fiscal year ended September 30, 2005 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Fund's website at www.spdrindex.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.spdrindex.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

OFFICERS AND TRUSTEES

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                           IN FUND
                                                     TERM OF OFFICE                                        COMPLEX
                                 POSITION(S) WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH       FUNDS           TIME SERVED            DURING PAST 5 YEARS         BY TRUSTEE
-------------------------------  ----------------    --------------        -----------------------       ----------
George R. Gaspari                Trustee,           Unlimited,         Financial Services Consultant           9
P.O. Box 844                     Chairman of the    Elected: October   (1996 to present).
124 Island Drive                 Board              1998
Highland Lakes, NJ 07422
DOB: 3/15/40

Ernest J. Scalberg               Trustee, Member    Unlimited,         Associate Vice President for            9
Monterey Institute of            of the Audit       Elected: October   External Programs and Dean of
International Studies            Committee          1998               the Fisher Graduate School of
425 Van Buren St.                                                      International Business (2001 to
Monterey, CA 93940                                                     present); Dean of the Graduate
DOB: 5/18/45                                                           School of Business
                                                                       Administration and Dean of
                                                                       Faculty of the School of
                                                                       Business at Fordham University
                                                                       (April 1994 to 2001); Director,
                                                                       Adviser or Trustee to numerous
                                                                       non-profit organizations (1974
                                                                       to present).

R. Charles Tschampion            Trustee, Member    Unlimited,         Director, Industry Relations,           9
CFA Institute                    of the Audit       Elected: October   CFA Institute (2005 to
477 Madison Ave.                 Committee          1998               present), Managing Director of
New York, NY 10022                                                     Investment Research and
DOB: 4/15/46                                                           Managing Director of Defined
                                                                       Contribution Plans, General
                                                                       Motors Asset Management
                                                                       Corporation (1994 to 2005);
                                                                       Board of Governors of the
                                                                       Association for Investment
                                                                       Management Research (Member,
                                                                       1995 to 2001; Chair,
                                                                       (1999-2000); India Magnum Fund
                                                                       (1994 to 2004); Trustee of
                                                                       Lehigh University and Chair of
                                                                       the Investment Sub-Committee
                                                                       for the Lehigh University
                                                                       Endowment Fund (October 1998 to
                                                                       present).

Cheryl Burgermeister             Trustee,           Unlimited,         Retired; Trustee and Treasurer          9
9 Nansen Summit                  Chairman of the    Elected: October   of Portland Community College
Lake Oswego, OR 97035            Audit Committee    1998               Foundation (2001 to present);
DOB: 6/26/51                                                           Finance Committee Member
                                                                       Portland Community College
                                                                       Foundation (January 2001 to
                                                                       present); Trustee Zero Gravity
                                                                       Internet Fund (May 2000 to
                                                                       November 2001); Director and
                                                                       Chief Finance Officer of The
                                                                       Crabbe Huson Group and
                                                                       Treasurer of the Crabbe Huson
                                                                       Family of Funds (1987 to 1998);
                                                                       Active CPA in Oregon.

Kathleen C. Cuocolo              Trustee, Member    Unlimited,         Executive Vice President, State         9
243 Catering Heights             of the Audit       Elected May 2001   Street Bank and Trust Company
Concord, MA 01742                Committee                             (March 2000-2003); Senior Vice
DOB: 2/3/52                                                            President (1995-March 2000);
                                                                       Executive Operating Group
                                                                       (1999-2003); CPA in
                                                                       Massachusetts; Trustee, Boston
                                                                       College School of Financial
                                                                       Advisory Board.

Gary L. French                   President          Unlimited          Senior Vice President, State          N/A
State Street Bank and Trust                         Elected: April     Street Bank and Trust Company
Company                                             2005               (2002- present). Managing
2 Avenue de Lafayette                                                  Director, Deutsche Bank
Boston, MA 02111                                                       (2001-2002); President, UAM
DOB: 7/4/51                                                            Fund Services (1995-2001).


                                 OTHER DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH    HELD BY TRUSTEE
-------------------------------  -------------------
George R. Gaspari                0
P.O. Box 844
124 Island Drive
Highland Lakes, NJ 07422
DOB: 3/15/40

Ernest J. Scalberg               0
Monterey Institute of
International Studies
425 Van Buren St.
Monterey, CA 93940
DOB: 5/18/45

R. Charles Tschampion            Trustee of Lehigh
CFA Institute                    University and
477 Madison Ave.                 Chair of the
New York, NY 10022               Investment
DOB: 4/15/46                     Sub-Committee for
                                 the Lehigh
                                 University
                                 Endowment Fund.

Cheryl Burgermeister             Trustee and
9 Nansen Summit                  Treasurer of
Lake Oswego, OR 97035            Portland Community
DOB: 6/26/51                     College Foundation;
                                 Trustee and Audit
                                 Committee Member of
                                 E*Trade Funds
                                 (February 2004 to
                                 present)

Kathleen C. Cuocolo              0
243 Catering Heights
Concord, MA 01742
DOB: 2/3/52

Gary L. French                   N/A
State Street Bank and Trust
Company
2 Avenue de Lafayette
Boston, MA 02111
DOB: 7/4/51

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                           IN FUND
                                                     TERM OF OFFICE                                        COMPLEX
                                 POSITION(S) WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH       FUNDS           TIME SERVED            DURING PAST 5 YEARS         BY TRUSTEE
-------------------------------  ----------------    --------------        -----------------------       ----------
John W. Clark                    Treasurer          Unlimited          Vice President, State Street          N/A
State Street Bank and Trust                         Elected: May       Bank & Trust Company (2001-
Company                                             2005               present); Director, Investors
One Lincoln Street                                                     Bank & Trust Company (1998-
Boston, MA 02111                                                       2000); Assistant Vice
DOB: 03/24/67                                                          President, Investors Bank &
                                                                       Trust Company (1996-1998).


Michael P. Riley                 Vice President     Unlimited          Principal, State Street Global        N/A
SSgA Funds Management, Inc.                         Elected:           Advisors (2005-present);
State Street Financial Center                       February 2005      Assistant Vice President, State
One Lincoln Street                                                     Street Bank and Trust Company
Boston, MA 02111                                                       (2000-2004).
DOB: 3/22/69

Matt Flaherty                    Assistant          Unlimited          Assistant Director, State             N/A
State Street Bank and Trust      Treasurer          Elected: May       Street Bank and Trust Company
Company                                             2005               (1994- present).
One Lincoln Street
Boston, MA 02111
DOB: 2/19/71

Mary Moran Zeven                 Secretary          Unlimited          Senior Vice President and             N/A
State Street Bank and Trust                         Elected:           Senior Managing Counsel,
Company                                             November 2001      (2002-present) and Vice
One Lincoln Street                                                     President and Associate
Boston, MA 02111                                                       Counsel, (2000-2002), State
DOB: 2/27/61                                                           Street Bank and Trust Company;
                                                                       Vice President and Counsel,
                                                                       PFPC, Inc. 1999 to 2000;
                                                                       Counsel, Curtis,
                                                                       Mallet-Prevost, Colt & Mosle,
                                                                       LLP 1996 to 1999 (law firm).

Scott M. Zoltowski               Assistant          Unlimited          Vice President and Counsel,           N/A
State Street Bank and Trust      Secretary          Elected:           State Street Bank & Trust
Company                                             November 2004      Company (2004-present); Senior
One Lincoln Street                                                     Counsel, BISYS, Inc.
Boston, MA 02111                                                       (2001-2004); Associate, Dechert
DOB: 1/30/69                                                           LLP (1999-2001).

Peter A. Ambrosini               Chief Compliance   Unlimited          Senior Principal & Chief              N/A
SSgA Funds Management, Inc.      Officer            Elected: May       Compliance & Risk Management
State Street Financial Center                       2004               Officer, SSgA Funds Management,
One Lincoln Street                                                     Inc. (2001-present); Managing
Boston, MA 02111                                                       Director,
DOB: 12/17/43                                                          PricewaterhouseCoopers
                                                                       (1986-2001).


                                 OTHER DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH    HELD BY TRUSTEE
-------------------------------  -------------------
John W. Clark                    N/A
State Street Bank and Trust
Company
One Lincoln Street
Boston, MA 02111
DOB: 03/24/67

Michael P. Riley                 N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
DOB: 3/22/69

Matt Flaherty                    N/A
State Street Bank and Trust
Company
One Lincoln Street
Boston, MA 02111
DOB: 2/19/71

Mary Moran Zeven                 N/A
State Street Bank and Trust
Company
One Lincoln Street
Boston, MA 02111
DOB: 2/27/61

Scott M. Zoltowski               N/A
State Street Bank and Trust
Company
One Lincoln Street
Boston, MA 02111
DOB: 1/30/69

Peter A. Ambrosini               N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
DOB: 12/17/43

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                                           (CIRCLE GRAPHICS)

TRUSTEES
KATHLEEN C. CUOCOLO
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
JOHN W. CLARK, TREASURER
MATT FLAHERTY, ASSISTANT TREASURER
MARY MORAN ZEVEN, SECRETARY
SCOTT ZOLTOWSKI, ASSISTANT SECRETARY
PETER AMBROSINI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS (SM)

                           [SELECT SECTOR SPDRS LOGO]

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has two Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

(2) George Gaspari and Cheryl Burgermeister are the registrant's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate audit fees billed for professional services rendered by the principal accountant were $160,650 and $157,500, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate tax fees billed for professional services rendered by the principal accountant were $62,100 and $59,400, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2005 and September 30, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

     b. De Minimis Exceptions to Pre-Approval Requirements: Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate non-audit fees billed by PwC for services rendered to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $4,448,000 and $2,903,500, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Kathy Cuocolo, George Gaspari, Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the registrant's President and Principal Executive Officer, and John W. Clark, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. French and Clark determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Select Sector SPDR(R) Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 22, 2005


By: /s/ John W. Clark
    ---------------------------------
    John W. Clark
    Treasurer and Principal Financial
    Officer

Date: November 22, 2005